[ACHIEVEMENT COVER PAGE GRAPHICS OMITTED]

[ACHIEVEMENT LOGO OMITTED]

TABLE OF CONTENTS

Letter to Shareholders ..................................  1
Fund Objectives .........................................  3
Performance Highlights ..................................  4
Investment Advisor's Report .............................  5
Management's Discussion & Analysis ......................  8
Financial Statements .................................... 21
Notes to Financial Statements ........................... 48


  THE
ACHIEVEMENT
      FUNDS

JANUARY 31, 2000

Annual Report

STOCK AND BALANCED FUNDS

The Achievement Equity Fund
The Achievement Balanced Fund

BOND FUNDS

The Achievement Intermediate Term Bond Fund
The Achievement Short Term Bond Fund
The Achievement Idaho Municipal Bond Fund
The Achievement Municipal Bond Fund

Letter to Shareholders

[photo omitted]

FREDERICK A. MORETON, JR.      JOHN L. RUDISILL
CHAIRMAN                       MANAGER

THE ACHIEVEMENT FUNDS ENTERED THE NEW MILLENNIUM BY CELEBRATING THEIR FIVE-YEAR ANNIVERSARY AND BY COMPLETING YET ANOTHER YEAR OF SOLID PERFORMANCE. WE WISH TO THANK ALL OF OUR SHAREHOLDERS FOR YOUR ON-GOING SUPPORT OF OUR FUND FAMILY. WE ARE LIVING IN A TRULY EXCITING TIME IN THE HISTORY OF THE U.S., AS WELL AS, GLOBAL MARKETS.

THE LAST YEAR SAW A CONTINUATION OF THE "INFORMATION REVOLUTION" WITH THE FOCUS ON TECHNOLOGY STOCKS AND BOTH REALIZED AND ANTICIPATED E-COMMERCE GROWTH THROUGH THE INTERNET. LIKE MANY INVESTORS, THE ACHIEVEMENT EQUITY FUND AND BALANCED FUND HAVE BENEFITED GREATLY FROM THIS TREND, BUT UNLIKE SOME INVESTORS, WE HAVE CONTINUED TO PRACTICE PRUDENT STOCK AND INDUSTRY SECTOR DIVERSIFICATION. YOUR BOARD OF TRUSTEES AND OUR INVESTMENT ADVISER, FIRST SECURITY INVESTMENT MANAGEMENT, INC., BELIEVE THAT A BALANCED APPROACH TO INVESTING CONTINUES TO BE A VERY WISE LONG-TERM STRATEGY, AS FURTHER EXPLAINED BY STERLING K. JENSON IN THE ACCOMPANYING INVESTMENT ADVISER'S REPORT. AS A CONSEQUENCE, WE REMAIN FOCUSED ON BUILDING A SOLID TRACK RECORD OF LONG-TERM PERFORMANCE BEYOND JUST THE ONE-YEAR, THREE-YEAR OR EVEN FIVE-YEAR MARK.

ANOTHER TREND WE SEE EMERGING IS TOWARDS "DO-IT-YOURSELF" INVESTING IN INDIVIDUAL STOCKS AND BONDS. THIS TREND MAY BE EXPLAINED IN PART BY THE BOOM IN TECHNOLOGY STOCKS, COUPLED WITH THE EASE OF INVESTING BY CONSUMERS VIA THE INTERNET. WHILE THIS TREND MAY CONTINUE FOR SOME TIME, WE BELIEVE THAT THE VALUE PROVIDED BY MUTUAL FUNDS COMBINED WITH ACTIVE PROFESSIONAL MANAGEMENT WILL IN THE LONG-TERM ADD INCREMENTAL VALUE TO OUR SHAREHOLDERS. OUR GROUP OF INVESTMENT PROFESSIONALS ARE UNIQUELY EQUIPPED TO RATIONALLY SIFT THROUGH THE THOUSANDS OF INVESTMENT OPTIONS NOW AVAILABLE, USING STATE OF THE ART RESEARCH TOOLS, TO DEVELOP INVESTMENT PORTFOLIOS DESIGNED TO MEET EACH FUNDS STATED OBJECTIVES.

DURING 1999, WE INTRODUCED THE ACHIEVEMENT FUNDS WEB SITE DESIGNED TO ADDRESS THE GROWING NEEDS OF THREE PRIMARY GROUPS -- OUR SHAREHOLDERS, PROSPECTIVE INVESTORS AND THE VARIOUS INVESTMENT PROFESSIONALS WHO WE ROUTINELY WORK WITH IN SELLING OUR FUNDS. WE HAVE BEEN VERY PLEASED WITH THE FEEDBACK WHICH WE HAVE RECEIVED AND INVITE YOU TO VISIT OUR SITE AT WWW.ACHIEVEMENTFUNDS.COM. WE PLAN TO ADD ADDITIONAL FUNCTIONALITY TO THE SITE IN THE COMING 12-18 MONTHS.

WE AT THE ACHIEVEMENT FUNDS LOOK FORWARD TO THE NEW YEAR AND ARE COMMITTED TO PROVIDING YOU WITH SUPERIOR SHAREHOLDER SERVICES. YOU CAN REACH OUR SHAREHOLDERS SERVICES PERSONNEL BY CALLING 1 (800) 472-0577 OR CONTACT YOUR FINANCIAL ADVISER.

                                           /s/ signature omitted

                                           FREDERICK A. MORETON, JR.
                                           CHAIRMAN OF THE BOARD OF TRUSTEES
                                           The Achievement Funds Trust

                                           /s/ signature omitted

                                           JOHN L. RUDISILL
                                           SENIOR VICE PRESIDENT AND MANAGER
                                           Mutual Fund Center
                                           First Security Corporation

MARCH 16, 2000

                                                           THE ACHIEVEMENT FUNDS

FUND OBJECTIVES

STOCK AND BALANCED FUNDS
--------------------------------------------------------------------------------

THE ACHIEVEMENT EQUITY FUND
To provide long-term capital appreciation with current income as a secondary consideration in selecting portfolio securities.

THE ACHIEVEMENT BALANCED FUND
To provide a total return (both income and capital appreciation) consistent with prudent investment risk.

BOND FUNDS
--------------------------------------------------------------------------------

THE ACHIEVEMENT INTERMEDIATE TERM BOND FUND
To provide income consistent with prudent investment risk and maintenance of appropriate liquidity.

THE  ACHIEVEMENT  SHORT  TERM  BOND  FUND
To preserve principal value and maintain a high degree of liquidity while providing current income.

THE ACHIEVEMENT IDAHO MUNICIPAL BOND FUND
To provide as high a level of current income exempt from federal and Idaho State income taxes as is consistent with preservation of capital.

THE ACHIEVEMENT MUNICIPAL BOND FUND
To provide as high a level of current income that is exempt from federal income tax as is consistent with preservation of capital.

--------------------------------------------------------------------------------
TERMS YOU NEED TO KNOW

TOTAL RETURN is the change in value of an investment from the beginning to the end of a period, assuming the reinvestment of all distributions.

NET ASSET VALUE (NAV) is the market worth of one share of a mutual fund. This figure is derived by taking a fund's total assets -- securities, cash and any accrued earnings -- deducting liabilities, and dividing by the number of shares outstanding.

YIELD is the percentage rate at which a fund's portfolio earns income, based on a formula set by the Securities and Exchange Commission.

PERFORMANCE HIGHLIGHTS OF THE FUNDS
FOR THE PERIOD ENDED January 31, 2000

---------------------------------------------------------------------------------------------------------------------------
                                    Total     Total Return                NAV Share     NAV Share
THE ACHIEVEMENT FUNDS            Net Assets    Annualized   Total Return    Price         Price      30-Day   Distributions
                                   (000)    Since Inception  One Year      1/31/99       1/31/00   SEC Yield   Per Share
---------------------------------------------------------------------------------------------------------------------------
EQUITY           INSTITUTIONAL   $282,407       21.66%        10.06%      $18.03        $18.34       0.02%      $1.51
FUND             RETAIL CLASS A    12,959       21.01          9.73        18.01         18.26         --        1.51
                 RETAIL CLASS B     2,958       11.49          8.82        17.93         18.01         --        1.51
---------------------------------------------------------------------------------------------------------------------------
BALANCED         INSTITUTIONAL   $213,251       15.26%         6.15%      $13.99        $13.86       1.87%      $1.00
FUND             RETAIL CLASS A     4,047       14.67          5.91        13.97         13.84       1.54        0.96
                 RETAIL CLASS B     2,049        7.56          5.07        13.95         13.81       0.84        0.86
---------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE     INSTITUTIONAL   $159,564        5.90%        (2.54)%     $10.77        $ 9.91       5.96%      $0.59
TERM BOND FUND   RETAIL CLASS A     1,198        5.30         (2.78)       10.79          9.93       6.43        0.57
---------------------------------------------------------------------------------------------------------------------------
SHORTTERM        INSTITUTIONAL    $31,879        5.41%         3.02%      $10.02        $ 9.78       5.80%      $0.54
BOND FUND        RETAIL CLASS A       159        5.03          2.87        10.00          9.77       6.14        0.51
---------------------------------------------------------------------------------------------------------------------------
IDAHO MUNICIPAL  INSTITUTIONAL    $21,396        4.82%        (5.11)%     $10.91        $ 9.82       4.97%      $0.55
BOND FUND        RETAIL CLASS A     8,790        4.19         (5.24)       10.93          9.85       4.52        0.53
                 RETAIL CLASS B     1,903       (0.48)        (5.87)       10.94          9.86       4.06        0.45
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL        INSTITUTIONAL    $63,982        3.24%        (5.94)%     $10.30        $ 9.20       5.64%      $0.51
BOND FUND        RETAIL CLASS A     4,814        3.08         (6.10)       10.29          9.20       5.17        0.49
                 RETAIL CLASS B     2,759       (1.32)        (6.81)       10.30          9.20       4.73        0.42
---------------------------------------------------------------------------------------------------------------------------

THE ACHIEVEMENT FUNDS                                                         TOTAL RETURN ANNUALIZED SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------
Equity Fund                 Institutional     (12/28/94)                                        21.66%
                            Retail Class A    (3/6/95)                                         21.01%
                            Retail Class B    (5/8/98)                           11.49%
---------------------------------------------------------------------------------------------------------------------
Balanced Fund               Institutional     (12/28/94)                               15.26%
                            Retail Class A    (3/6/95)                               14.67%
                            Retail Class B    (5/8/98)                      7.56%
---------------------------------------------------------------------------------------------------------------------
Intermediate Term           Institutional     (12/28/94)                 5.90%
Bond Fund                   Retail Class A    (3/6/95)                  5.30%
---------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund        Institutional     (12/28/94)                5.41%
                            Retail Class A    (3/6/95)                 5.03%
---------------------------------------------------------------------------------------------------------------------
Idaho Municipal             Institutional     (12/28/94)               4.82%
Bond Fund                   Retail Class A    (3/6/95)                4.19%
                            Retail Class B    (5/8/98)       (0.48)%
---------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund         Institutional     (11/1/96)               3.24%
                            Retail Class A    (11/4/96)               3.08%
                            Retail Class B    (5/8/98)       (1.32)%
                                                            (5)      0       5      10      15      20       25    30
                                                                                    Percent (%)

*PERFORMANCE DATA REPRESENT PAST RESULTS AND ARE NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL
VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELD
FLUCTUATES AND REFLECTS THE PORTFOLIO'S EARNING POWER, NET OF FUND EXPENSES.

                                                           THE ACHIEVEMENT FUNDS

INVESTMENT ADVISER'S REPORT

[PHOTO OMITTED]

STERLING K. JENSON

Stocks, or at least the white-hot technology sector, didn't merely knock the top out of 1999, they demolished it, finishing on a note of utter invincibility. The NASDAQ Composite Index, driven by a few hundred-strong technology stocks, finished calendar year 1999 up an unheard of 85.6%, at a record close. Never before has a U.S. stock index posted such gains in a single year.

The more-established Dow Jones Industrial Average (Dow) and Standard & Poor's 500 Stock Index (S&P 500) also finished at record levels. A year ago, after an unprecedented four consecutive years of double-digit gains, most prognosticators said the two indexes couldn't possibly do it again, but they were wrong.

The name-of-the-game in 1999 was technology stocks, technology stocks, and still more technology stocks. There was just no way for investors to get enough technology stocks to keep them happy this year. The word that best describes what we've seen over the past year is bifurcation. There has been an incredible discrepancy between the haves and the have-nots in this market. Even as the NASDAQ soared 85.6%, better than 50% of the stocks in the index declined in value. The average S&P 500 stock was up less than 9%.

The key to success in the narrowly led stock market of 1999 was the ability to promise investors a link to the information-technology revolution. Whether through online shopping, new computer operating systems or simply expanded use of personal computers or cellular phones, this was almost the only theme that investors found compelling for most of the year.

A glance at the have-nots of 1999 shows how easy it can be to slip from favor quickly. Outperformers of past years, including pharmaceuticals and financial stocks, are among this year's laggards. The only common factor among the losers is the lack of linkage to the new economy.

Stock markets around the world came roaring back to life in 1999, confounding many skeptics and even startling the optimists with the vigor and resilience of the year's broad-based rally. Latin American stocks revved up again with the biggest winner being Mexico, where a bustling export sector and firmed-up oil prices pushed the main stock index up 88% in U.S. dollar terms. Europe was led by Germany and France, whose indices climbed 39% and 51%, respectively. Even Japan -- the decade's perpetual laggard -- turned in one of the year's best performances, rising 36%.

Global merger-and-acquisition activity once again broke the records in 1999, driven by a doubling of European merger volume and a slew of blockbuster telecommunications deals in the U.S. The total value of announced deals worldwide last year was an estimated $3.4 trillion, up 36% from 1998.

Finally, the bond market suffered its worst year since 1994 and the second worst since 1973. Super-safe Treasuries were the worst performers. The total return on 30-year Treasuries was a negative 14.8% after rising 17.1% in 1998. In hindsight, bonds had nowhere to go but down because of the year-end rally in 1998 sparked by the worldwide currency crisis begun in Russia. In addition, the three Fed rate hikes, strong economic growth, huge bond supply floated by corporations, and investors' desires to hold stocks kept bond prices under pressure all year.

S&P 500 INDEX

[graphic omitted]
plot points are as follows:

                        S&P 500 Index

1/31/99                    1279.64
4/30/99                    1335.18
7/31/99                    1328.72
10/31/99                   1362.93
1/31/00                    1394.46


-----------------------------
STOCK MARKET OUTLOOK FOR 2000
-----------------------------

Many analysts of the market are convinced there is no way -- really, no way this time -- stocks can sparkle yet another year. Some say that public expectations are astronomical with respect to returns from stocks and that this priming over several years has set us up for a significant bearish experience.

Therefore, I find much more peril in crystal ball gazing this year than at any other time in the past. I remain positive on the stock market longer term, recognizing the historically extreme valuations of the present market. I wish to make several observations before predicting a year-end market level.

A. THE NEW ECONOMY

The economy is changing. That's obvious enough. But whether the sum of the changes equals a new economy is a hotly debated issue and among the most profound questions facing economic man as he strides into the new millennium.

Official government statistics don't come close to capturing the surging significance of small and midsize businesses. The greatest source of wealth now is knowledge, which is growing exponentially with every new innovation. Economists fail to realize that technology has replaced capital and labor needs so radically as to enable entirely new ways of doing business. New levels of cooperation among firms, made possible by digital communications as well as a new ethos among entrepreneurs, are tying customers and suppliers together and reducing vast layers of infrastructure and costs.
The bottom line is that creativity is overtaking

LEHMAN AGGREGATE BOND INDEX
[graphic omitted]
points are as follows:

LEHMAN AGGREGATE BOND INDEX

1/31/99                    746.66
4/30/00                    739.14
7/31/00                    725.61
10/31/00                   737.85
1/31/00                    731.02

capital as the principal elixir of growth. And creativity, although precious, shares few of the constraints that limit the range and availability of capital and physical goods.

B. CORPORATE PROFITS

With one-third of S&P 500 profits coming from non-U.S. sources, improving global growth will likely resuscitate the top line and generate 13% earnings gains for the index. Greater earnings breadth will ultimately result in somewhat enhanced market

                                                            THE ACHIVEMENT FUNDS

breadth. Large capitalization companies will continue to be the investments of choice as they control their destinies and remain the focus of investors.

C. LIQUIDITY

The near perfect conditions for mergers will continue. With Y2K concerns behind us the pace of combinations may actually accelerate. As Boards of Directors view mergers as a "strategic tool" to effect change, there will be continued big deals.

Money market fund assets grew almost 20% this year, surpassing the price growth of the S&P 500 and outstripping equity mutual fund inflows for the first time since 1990. The cash preference reflects Fed anxiety, market volatility, and Y2K fears. As money market fund investors seek greater appreciation and return on their money, a shift back to equity funds will help propel stock values.

D. FEDERAL POLICY

Trends in Washington are mostly favorable with federal budget surpluses, little chance for major policy changes in the final year of the Clinton Administration, and continued talk among presidential candidates concerning tax cuts. Any hopes investors have that the surplus will be used for debt reduction may well hinge upon the maintenance of a split government -- with Congress controlled by one party and the Presidency by the other.

The Fed historically has not been intrusive in an election year. The market will closely watch policy makers in this election-charged atmosphere in 2000.

E. MARKET FORECAST

Stocks aren't cheap, but that doesn't mean they won't go higher. Given the innovative "new economy", corporate earnings growth of 13%, contained inflation with moderately rising interest rates, continued liquidity flows into stocks, and a favorable policy environment, the Dow has the potential of finishing 2000 at the 13,200 level for a 15% total return. Volatility will remain common place with potential violent swings in the late summer, early fall period due to rising rates and a heated political environment.

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------

Following five years of extraordinary returns in the stock market, we at First Security Investment Management expect 2000 to produce another year of double digit percentage growth in stock values.

Risks to our forecast are abundant. First and foremost, interest rates must remain below 7%. If global economic growth creates excessive demand for goods which percolates into rising inflation, the Fed may react beyond our expectations, causing bond values to sink further and yield rates to rise above our forecast. This would cause a swift correction in stock valuations. Second, campaign rhetoric must not switch to increases in popular spending programs that could effectively derail the budget surpluses. Plus, the U.S. government must remain positive on free trade and deregulation. Third, the technology wave of prosperity must continue, driving costs down, productivity up, and enhancing the well being of businesses worldwide.

We continue to favor technology stocks as the sector of choice, realizing that many of the new IPO start-ups will not survive the competition. In all other sectors, the corporations that adjust to the new ways of e-commerce and take a leading role in providing goods and services over the Net will thrive in the new economy. Those that are slow to change will be left in the dust heap of history.

/s/ signature omitted
Sterling K. Jenson, CFA
President and Chief Executive Officer
First Security Investment Management

MANAGEMENT'S DISCUSSION & ANALYSIS
OF FUND PERFORMANCE

THE ACHIEVEMENT EQUITY FUND

The Achievement Equity Fund seeks long-term capital appreciation with current income as a secondary consideration. The Fund should interest investors who seek capital appreciation over the long-term to satisfy a future goal.

For the fiscal year ending January 31, 2000, the Fund's Institutional Class provided a total return of 10.06%*; since inception on December 28, 1994, it is up 171.63%. The Dow Jones Industrial Average and S&P 500 returned 18.78% and 10.35% for the year ending January 31, 2000, respectively.

The Fund invests in medium to large capitalization companies that are seasoned in their businesses through many economic cycles. Selected stocks show good growth in earnings yet are priced attractively in relation to those earnings. Through our proprietary models and analysis we continually search the universe of stocks for the best managed companies with proven historical records of earnings growth and future growth potential. We then monitor the companies continually to be sure expectations are tracking favorably. The Fund may write covered-call options as a means of increasing the yield of the portfolio and as a way to provide limited protection against decreases in the market value of portfolio securities.

The portfolio is diversified with the average weighting per stock at about 2% of the total. Sector weightings are moderately over- or under-weighted to the S&P 500 Index based on our economic and market outlook. Performance differences between the Fund and the Index should, therefore, be determined by the sector weighting differences and individual stock selections.

Earnings growth should be the driving force of the stock market over the next year. Presently, the Achievement Equity Fund is overweight in sectors that we feel will provide the earnings engine for the market such as technology, communications, finance and consumer cyclicals. Underweight sectors include basic materials, utilities and transportation. The stock market will remain unsettled until the future directions of the Federal Reserve become more clear. With one rate hike in early February 2000 and possibly two more on the horizon, the stock market may underperform near-term. We expect the economy to continue growing near 4% throughout 2000 and inflation to be well contained at 2.5% or lower. Once the Fed action appears complete by mid-year the stock market should finish the year in positive territory.

*The Retail Class A of the Achievement Equity Fund produced a total return of 9.73%. Including the maximum sales charge of 4.50%, the total return of the Fund's Retail Class A was 4.78%. The Retail Class B of the Achievement Equity Fund produced a total return of 8.82%. Including the maximum sales charge of 5.00%, the total return of the Fund's Retail Class B was 3.82%.

                                                           THE ACHIEVEMENT FUNDS

                 ACHIEVEMENT EQUITY FUND -- INSTITUTIONAL CLASS

[GRAPHIC OMITTED]
plot points are as follows:


                       ACHIEVEMENT EQUITY FUND--INSTITUTIONAL CLASS
                                                  S&P 500 COMPOSITE INDEX
12/31/94                      10,000                        10,000
1/31/95                       10,291                        10,259
1/31/96                       13,641                        14,221
1/31/97                       16,369                        17,965
1/31/98                       19,993                        22,798
1/31/99                       24,803                        30,210
1/31/00                       27,298                        33,337

                           AVERAGE ANNUAL TOTAL RETURN

                                                                      ANNUALIZED
              ONE YEAR        ANNUALIZED            ANNUALIZED         INCEPTION
               RETURN     THREE YEAR RETURN      FIVE YEAR RETURN        TO DATE
--------------------------------------------------------------------------------
INSTITUTIONAL  10.06%          18.59%                21.54%               21.66%

 PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                  ACHIEVEMENT EQUITY FUND -- RETAIL CLASS A & B

[graphic omitted]
plot points are as follows:

            ACHIEVEMENT EQUITY FUND, RETAIL CLASS A      S&P 500 COMPOSITE INDEX
3/31/95                        9,550                            10,000
1/31/96                       11,983                            12,961
1/31/97                       14,346                            16,373
1/31/98                       17,470                            20,778
1/31/99                       21,600                            27,533
1/31/00                       23,702                            30,382
            ACHIEVEMENT EQUITY FUND, RETAIL CLASS B      S&P 500 COMPOSITE INDEX
5/31/98                       10,000                            10,000
1/31/99                       11,371                            11,844
1/31/00                       11,974                            13,070

                           AVERAGE ANNUAL TOTAL RETURN


                                ANNUALIZED                         ANNUALIZED
                    ONE YEAR   THREE YEAR       ANNUALIZED         INCEPTION
                     RETURN      RETURN      FIVE YEAR RETURN       TO DATE
-----------------------------------------------------------------------------
          RETAIL A    9.73%      18.22%            N/A              21.01%
RETAIL A WITH LOAD    4.78%      16.42%            N/A              19.87%
          RETAIL B    8.82%       N/A              N/A              11.49%
RETAIL B WITH LOAD    3.82%       N/A              N/A               9.34%

      PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ACHIEVEMENT BALANCED FUND
--------------------------------------------------------------------------------

The Achievement Balanced Fund seeks both income and capital appreciation consistent with prudent investment risk. The Fund attempts to "walk the line" between income and growth by taking advantage of the potential for growth offered by stocks and income offered by bonds.

For the fiscal year ending January 31, 2000, the Fund's Institutional Class provided a total return of 6.15%*; since inception on December 28, 1994 it is up 106.20%. The Composite Index which is used as a benchmark showed a return of 6.08% for the year ending January 31, 2000. The Composite Index consists of 60% S&P 500 Index and 40% Lehman Intermediate Government /Corporate Index.

The stock portion of the Fund may range from 25% to 75% of assets according to the manager's discretion and outlook for the stock and bond markets. Over the past year the equity portion has been kept near the upper end of the range, averaging about 70% of the Fund assets invested in stocks. With the positive equity markets the Fund has benefitted from this heavy stock weighting, especially since the bond market suffered it's worst year since 1994 and the second worst year since 1973.

The Fund invests in medium to large capitalization companies that demonstrate good growth in earnings yet are priced attractively in relation to those earnings. Overweighted sectors over the past year include technology, communication services, consumer cyclicals and finance. The first three sectors outperformed the market significantly while the financial stocks were a drag to performance. Looking forward, we still prefer these sectors to basic materials, transportation, and utilities because of the superior earnings momentum.

The bond market continues to be under pressure in early 2000. The curve actually peaks in yield at the 5 year maturity area and then declines out to the 30 year maturities. This "inverted" nature of the yield curve is an anomaly due to U.S. Treasury buy-backs of longer maturity treasuries. Once it appears that the Fed has completed it's rate hikes, we will probably concentrate our bond purchases in that area of the yield curve that provides the greatest total return possibilities, presumably in the intermediate maturity range of 3 to 7 years.

Certainly, the markets are not in a static environment and are continually changing. We will actively change both the asset class allocation and individual security positions in response to any changes in the market or economy.

*The Retail Class A of the Achievement Balanced Fund produced a total return of 5.91% for the period. Including the maximum sales charge of 4.50%, the total return of the Fund's Retail Class A was 1.13%. The Retail Class B of the Achievement Balanced Fund produced a total return of 5.07%. Including the maximum sales charge of 5.00%, the total return of the Fund's Retail Class B was 0.12%.

                                                           THE ACHIEVEMENT FUNDS
[GRAPHIC OMITTED]
plot points are as follows:

                ACHIEVEMENT BALANCED FUND -- INSTITUTIONAL CLASS

                                                                 60/40 S&P 500
            ACHIEVEMENT
           BALANCED FUND,                       S&P 500      LEHMAN INTERMEDIATE
           INSTITUTIONAL   COMPOSITE INDEX  COMPOSITE INDEX   COV'T/CORP INDEX

12/31/94       10,000           10,000          10,000               10,000
1/31/95        10,231           10,223          10,259               10,168
1/31/96        12,702           13,131          14,221               11,630
1/31/97        14,230           15,345          17,965               12,045
1/31/98        16,689           18,356          22,798               13,113
1/31/99        19,484           22,525          30,210               14,109
1/31/00        20,682           23,894          33,337               14,034

                           AVERAGE ANNUAL TOTAL RETURN

                            ANNUALIZED
                  ONE YEAR  THREE YEAR        ANNUALIZED    ANNUALIZED INCEPTION
                   RETURN     RETURN       FIVE YEAR RETURN        TO DATE
--------------------------------------------------------------------------------
INSTITUTIONAL       6.15%     13.28%            15.12%             15.26%

      PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                 ACHIEVEMENT BALANCED FUND -- RETAIL CLASS A & B


             ACHIEVEMENT BALANCED FUND,             COMPOSITE                       S&P 500           LEHMAN INTERMEDIATE
                   RETAIL CLASS A                     INDEX                     COMPOSITE INDEX          GOV'T/CORP INDEX
3/31/95                 9,550                          10,000                         10,000                   10,000
1/31/96                11,377                          12,207                         12,961                   11,142
1/31/97                12,720                          14,265                         16,373                   11,540
1/31/98                14,872                          17,063                         20,778                   12,562
1/31/99                17,326                          20,938                         27,533                   13,517
1/31/00                18,350                          22,211                         30,382                   13,445

             ACHIEVEMENT BALANCED FUND,              COMPOSITE                       S&P 500           LEHMAN INTERMEDIATE
                   RETAIL CLASS B                      INDEX                    COMPOSITE INDEX          GOV'T/CORP INDEX
5/31/98                10,000                          10,000                         10,000                   10,000
1/31/99                10,996                          11,394                         11,844                   10,604
1/31/00                11,554                          12,087                         13,070                   10,548


                           AVERAGE ANNUAL TOTAL RETURN

                                                                    ANNUALIZED
                  ONE YEAR      ANNUALIZED         ANNUALIZED       INCEPTION
                   RETURN    THREE YEAR RETURN  FIVE YEAR RETURN     TO DATE
--------------------------------------------------------------------------------
          RETAIL A  5.91%         12.99%              N/A            14.67%
RETAIL A WITH LOAD  1.13%         11.26%              N/A            13.60%
          RETAIL B  5.07%           N/A               N/A             7.56%
RETAIL B WITH LOAD  0.12%           N/A               N/A             5.37%

PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ACHIEVEMENT INTERMEDIATE TERM BOND FUND

The Achievement Intermediate Term Bond Fund seeks to provide income consistent with prudent investment risk and maintenance of appropriate liquidity. Fund volatility is managed based upon economic, capital market, and interest expectations. The Fund should be considered by investors desiring a relatively stable income-producing investment with managed volatility and investment grade securities.

Individual bond purchases are based upon credit quality, liquidity, and historical and relative yield comparisons. Additionally, bonds are analyzed for their individual impact on the Fund as a whole in regards to average maturity, duration, allocation, sector weighting and diversification.

The bond market suffered its worst year of the past five years in 1999 and its second worst year in 26 years. The total return on 30-year Treasuries was a negative 15.0% for 12 months through January, 2000. Government securities generally outperformed comparable maturity corporates over the past year due to large corporate debt issuance and the anticipation of reduced government debt in the future.

The total return for the Institutional Class of the Fund for the fiscal year ended January 31, 2000 was -2.54%*. The comparative Lehman Intermediate Government/Corporate Bond Index had a total return of -0.53% for the same period. The Intermediate Term Bond Fund maintained a weighted average maturity and duration somewhat longer than the index in anticipation of flat to slightly lower rates. However, bonds lost value during the year due to an increase in interest rates and longer maturities were more negatively impacted than shorter maturities. Interest rates along the U.S. Treasury yield curve were up from 1.90% to 2.05% in the 2-to-10 year maturity range. Rates were up in response to a very strong economy, the fear of a possible increase in the rate of inflation, and four 25 basis point increases (through February 2, 2000) in the Fed Funds Target Rate.

Inflation, as measured by the Consumer Price Index, was up 2.7% in 1999. This is an increase of approximately 1% over the two previous years. Much of the additional increase was due to higher crude oil prices. Domestic labor markets remain tight, however, strong productivity has so far been able to offset greater labor cost pressures.

The combination of action taken by the Federal Reserve, the continued expectation for low inflation and the anticipated change in the supply of government debt has resulted in high volatility and an inverted yield curve. Most debt analysts expect at least one additional Fed Funds rate increase, which will keep pressure on short maturities. We expect economic growth to slow somewhat during the year, reducing fears of climbing inflation. This should allow bonds to perform better this year than last.

*The Retail Class A of the Achievement Intermediate Term Bond Fund produced a total return of -2.78% for the period. Including the maximum sales charge of 3.50%, the total return of the Fund's Retail Class A was -6.17%.

                                                           THE ACHIEVEMENT FUNDS

         ACHIEVEMENT INTERMEDIATE TERM BOND FUND -- INSTITUTIONAL CLASS

[Graphic omitted]
plot points follows:

              ACHIEVEMENT INTERMEDIATE-TERM               LEHMAN INTERMEDIATE
                       BOND FUND,                        GOVERNMENT/CORPORATE
                 INSTITUTIONAL CLASS                           BOND INDEX
12/31/94               10,000                                  10,000
1/31/95                10,147                                  10,168
1/31/96                11,529                                  11,630
1/31/97                11,767                                  12,045
1/31/98                12,804                                  13,113
1/31/99                13,733                                  14,109
1/31/00                13,384                                  14,034

                                 AVERAGE ANNUAL TOTAL RETURN

               ONE YEAR      ANNUALIZED      ANNUALIZED     ANNUALIZED INCEPTION
               RETURN    THREE YEAR RETURN FIVE YEAR RETURN       TO DATE
--------------------------------------------------------------------------------
INSTITUTIONAL   -2.54%        4.39%          5.69%                  5.90%

      PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


           ACHIEVEMENT INTERMEDIATE TERM BOND FUND -- RETAIL CLASS A

[graphic omitted]
plot points follows:

             ACHIEVEMENT INTERMEDIATE-TERM                LEHMAN INTERMEDIATE
                      BOND FUND,                         GOVERNMENT/CORPORATE
                   RETAIL CLASS A                             BOND INDEX
3/31/95                $ 9,650                                 $10,000
1/31/96                 10,694                                  11,142
1/31/97                 10,886                                  11,540
1/31/98                 11,822                                  12,562
1/31/99                 12,639                                  13,517
1/31/00                 12,288                                  13,445

                                   AVERAGE ANNUAL TOTAL RETURN

                                                                    ANNUALIZED
                  ONE YEAR      ANNUALIZED         ANNUALIZED       INCEPTION
                   RETURN    THREE YEAR RETURN  FIVE YEAR RETURN     TO DATE
-----------------------------------------------------------------------------
          RETAIL A  -2.78%          4.12%            N/A             5.30%
RETAIL A WITH LOAD  -6.17%          2.88%            N/A             4.54%

      PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ACHIEVEMENT SHORT TERM BOND FUND
--------------------------------------------------------------------------------
The objective of The Achievement Short Term Bond Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund should be considered by investors who seek a high quality, relatively stable income-producing investment and are willing to accept a moderate degree of risk.

Individual bond purchases are based upon credit quality, liquidity, and historical and relative yield comparisons. Additionally, bonds are analyzed for their individual impact on the Fund as a whole in regards to average maturity, duration, allocation, sector weighting and diversification.

The bond market suffered its worst year of the past five years in 1999 and its second worst year in 26 years. The total return on 30-year Treasuries was a negative 15.0% for 12 months through January, 2000. Government securities generally outperformed comparable maturity corporates over the past year due to large corporate debt issuance and the anticipation of reduced government debt in the future.

The total return for the Institutional Class of the Fund for the fiscal year ended January 31, 2000 was 3.02%*. The comparative Salomon 1-3 Year Treasury Government/Corporate Index had a total return of 2.84% for the same period. The Short Term Bond Fund maintained a weighted average maturity and duration of between 11/2 and 2 years. Bonds lost value during the year due to an increase in interest rates and longer maturities were more negatively impacted than shorter maturities. Interest rates along the U.S. Treasury yield curve were up from 1.90% to 2.05% in the 2-to-10 year maturity range. Rates were up in response to a very strong economy, the fear of a possible increase in the rate of inflation, and four 25 basis point increases (through February 2, 2000) in the Fed Funds Target Rate.

Inflation, as measured by the Consumer Price Index, was up 2.7% in 1999. This is an increase of approximately 1% over the two previous years. Much of the additional increase was due to higher crude oil prices. Domestic labor markets remain tight, however, strong productivity has so far been able to offset greater labor cost pressures.

The combination of action taken by the Federal Reserve, the continued expectation for low inflation and the anticipated change in the supply of government debt has resulted in high volatility and an inverted yield curve. Most debt analysts expect at least one additional Fed Funds rate increase, which will keep pressure on short maturities. We expect economic growth to slow somewhat during the year, reducing fears of climbing inflation. This should allow bonds to perform better this year than last.

Benefits of holding the Short Term Bond Fund remain the same. Because of the short term nature of the portfolio volatility should generally be low while at the same time income generated should be competitive with or superior to money market yields.

*The Retail Class A of the Achievement Short Term Bond Fund produced a total return of 2.87% for the period. Including the maximum sales charge of 1.50%, the total return of the Fund's Retail Class A was 1.35%.

                                                           THE ACHIEVEMENT FUNDS

       ACHIEVEMENT SHORT TERM BOND FUND -- INSTITUTIONAL CLASS

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOW:]

                              ACHIEVEMENT               SALOMON 1-3 YEAR
                              SHORT-TERM                    TREASURY/              SALOMON 1-YEAR
                              BOND FUND,              GOVERNMENT/CORPORATE       TREASURY BENCHMARK
                          INSTITUTIONAL CLASS                 INDEX                  ON-THE-RUN
12/31/94                        10,000                       10,000                    10,000
1/31/95                         10,062                       10,138                    10,101
1/31/96                         10,847                       11,182                    10,879
1/31/97                         11,324                       11,718                    11,478
1/31/98                         12,032                       12,559                    12,198
1/31/99                         12,673                       13,362                    12,881
1/31/00                         13,056                       13,741                    13,385

                           AVERAGE ANNUAL TOTAL RETURN
             ONE YEAR      ANNUALIZED        ANNUALIZED     ANNUALIZED INCEPTION
               RETURN  THREE YEAR RETURN  FIVE YEAR RETURN       TO DATE
--------------------------------------------------------------------------------
INSTITUTIONAL  3.02%          4.86%           5.35%                5.41%

PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                      ACHIEVEMENT SHORT TERM BOND FUND -- RETAIL CLASS A

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOW:]

                              ACHIEVEMENT                     SALOMON 1-3 YEAR
                              SHORT-TERM                          TREASURY/                 SALOMON 1-YEAR
                              BOND FUND,                    GOVERNMENT/CORPORATE          TREASURY BENCHMARK
                            RETAIL CLASS A                          INDEX                     ON-THE-RUN
3/31/95                          9,850                             10,000                       10,000
1/31/96                         10,460                             10,821                       10,613
1/31/97                         10,883                             11,340                       11,198
1/31/98                         11,540                             12,154                       11,900
1/31/99                         12,110                             12,930                       12,567
1/31/00                         12,458                             13,298                       13,058

                                 AVERAGE ANNUAL TOTAL RETURN

                                                                   ANNUALIZED
                  ONE YEAR       ANNUALIZED       ANNUALIZED       INCEPTION
                   RETURN    THREE YEAR RETURN  FIVE YEAR RETURN     TO DATE
----------------------------------------------------------------------------
        RETAIL A    2.87%          4.61%             N/A              5.03%
RETAIL A WITH LOAD  1.35%          4.09%             N/A              4.71%

PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ACHIEVEMENT IDAHO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

The Achievement Idaho Municipal Bond Fund seeks to produce as high a level of current income exempt from both federal and state income tax as is consistent with the preservation of capital. It pursues its objective by investing primarily in municipal obligations from the state of Idaho. Shares of the institutional class of the Fund produced a total return of -5.11%* for the fiscal year ending January 31, 2000. In comparison, the Lehman Municipal Bond Index lost -3.64%.

As of January 31, 2000, the quality of the underlying portfolio of securities is as follows: AAA 76%; AA 13%; A 2%; and BBB 8%. The Fund may own up to 20% of the assets in BBB rated securities. The average option-adjusted maturity for the Fund is 13.4 years, with 19.8% of the option-adjusted maturities falling within of 1-10 years, 76.4% within 11-20 years, and 3.8% within 21-30. The Fund may hold up to 20% of the assets in issues subject to the Alternative Minimum Tax
(AMT). Current AMT holdings comprise 4.3% of the portfolio. The Fund is geographically diversified throughout the state of Idaho, owning 74 securities from 41 different issuers including Puerto Rico. Several issuers represent more than 5% of the total portfolio: University of Idaho 8.3%, Puerto Rico Highway 6.3%, Boise ISD 6.2%, Ada & Canyon County SD 5.8%, Canyon County SD 5.5%, Idaho Housing 5.4%.

In analyzing bonds for the Fund, individual positions are evaluated and screened by credit quality, underlying structure, liquidity, and valuation. From this analysis, a decision is then made if the security will enhance the overall characteristics of the portfolio and will be consistent with the Fund's prevailing fixed income strategy. The investment strategy is largely based upon the ongoing assessment of macroeconomic factors affecting the direction of interest rates and sector spreads. Macroeconomic analysis is then blended with the aforementioned security-specific factors to produce a portfolio offering enhanced returns versus established benchmarks over a full interest rate cycle.

As evidenced by recent performance, the municipal bond market has been less than favorable for investors. While current tax-free yields are at their highest levels in several years, the increase has come at the expense of bond values. Despite another year of relatively subdued inflation, interest rates increased across the board as the Federal Reserve embarked upon a policy of higher interest rates to combat the potential difficulties of continued U.S. economic expansion. In addition to stellar domestic growth that has pushed unemployment to a 30-year low and possibly exhausted the supply of available workers, a synchronized global recovery in many foreign markets decimated only a year before added

*The Retail Class A of the Achievement Idaho Municipal Bond Fund produced a total return of -5.24% for the period. Including the maximum sales charge of 4.00%, the total return of the Fund's Retail Class A was -9.07%. The Retail Class B of the Achievement Idaho Municipal Bond Fund produced a total return of -5.87%. Including the maximum sales charge of 5.00%, the total return of the Fund's Retail Class B was -10.38%.

                                                           THE ACHIEVEMENT FUNDS

           ACHIEVEMENT IDAHO MUNICIPAL BOND FUND -- INSTITUTIONAL CLASS

[GRAPHIC OMITTED]
[Plot Points Follow:]
                            ACHIEVEMENT IDAHO                        LEHMAN
                           MUNICIPAL BOND FUND              MUNICIPAL BOND INDEX
                           INSTITUTIONAL CLASS                    BOND INDEX
12/31/94                          10,000                             10,000
1/31/95                           10,179                             10,286
1/31/96                           11,470                             11,836
1/31/97                           11,620                             12,291
1/31/98                           12,673                             13,534
1/31/99                           13,403                             14,434
1/31/00                           12,718                             13,909

                     AVERAGE ANNUAL TOTAL RETURN                  ANNUALIZED
                  ONE YEAR      ANNUALIZED       ANNUALIZED       INCEPTION
                   RETURN    THREE YEAR RETURN  FIVE YEAR RETURN   TO DATE
---------------------------------------------------------------------------
   INSTITUTIONAL   -5.11%          3.05%           4.55%            4.82%

PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

       ACHIEVEMENT IDAHO MUNICIPAL BOND FUND -- RETAIL CLASS A & B

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOWS]

                     ACHIEVEMENT IDAHO                   LEHMAN
                   MUNICIPAL BOND FUND,                 MUNICIPAL
                      RETAIL CLASS A                   BOND INDEX
3/31/95                    9,600                         10,000
1/31/96                   10,566                         11,054
1/31/97                   10,677                         11,479
1/31/98                   11,621                         12,641
1/31/99                   12,252                         13,481
1/31/00                   11,610                         12,991



              ACHIEVEMENT IDAHO                   LEHMAN
             MUNICIPAL BOND FUND,                 MUNICIPAL
               RETAIL CLASS B                   BOND INDEX

5/31/98            10,000                         10,000
1/31/99            10,413                         10,534
1/31/00             9,802                         10,151



                              AVERAGE ANNUAL TOTAL RETURN
                                                                  ANNUALIZED
                  ONE YEAR      ANNUALIZED        ANNUALIZED       INCEPTION
                   RETURN    THREE YEAR RETURN  FIVE YEAR RETURN    TO DATE
--------------------------------------------------------------------------------
        RETAIL A    -5.24%         2.83%            N/A             4.19%
RETAIL A WITH LOAD  -9.07%         1.42%            N/A             3.32%
        RETAIL B    -5.87%          N/A             N/A            -0.48%
RETAIL B WITH LOAD -10.38%          N/A             N/A            -2.63%

PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ACHIEVEMENT IDAHO MUNICIPAL BOND FUND (concluded)
--------------------------------------------------------------------------------

fuel to the Fed's inflation fighting fire. Certainly, the nearly 200% increase in the price of crude oil hasn't helped fixed-income investors either.

As a result, the yield on a 10-year AAA-rated general obligation bond increased 118 basis points during the past twelve months from 4.10% to 5.28%.

As we head into 2000, the challenges remain very similar to 1999. The Fed is posturing itself to increase short-term rates at least one more time as the ever-resilient consumer powers the economy forward. Still, productivity gains continue to compensate for wage pressure and core levels of inflation remain in check. Additional similarities include the consistently stellar credit quality of Idaho municipal issuers. Modest improvements in agriculture, positive high-tech exposure, and regularly growing tax receipts position Idaho on ever-stronger fiscal ground.


What is different from 1999 is that the bond market, which generally trades
6-9 months ahead of current events, has already discounted Fed action. Essentially, tax-exempt investors are presented with an opportunity to capture very attractive Idaho securities offering substantially improved total return potential, and in many cases coupons that pay anywhere from 85% to 95% tax-free yield as a percent of Treasury yield. Given its solid credit quality and tremendous advantage on a tax-equivalent basis, the Achievement Idaho Municipal Bond Fund presents a sound investment option for those Idaho investors participating in fixed income.

                                                           THE ACHIEVEMENT FUNDS

THE ACHIEVEMENT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
The Achievement Municipal Bond Fund seeks to produce as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. It pursues its objective by investing primarily in municipal obligations of any maturity whose interest is exempt from Federal income tax. Favorable Utah tax policies permit a large portion of shareholders to receive double tax-exempt income while benefiting from a nationally diversified portfolio. Shares of the institutional class of the Fund produced a total return of -5.94%* for the fiscal year ending January 31, 2000. In comparison, the Lehman Municipal Bond Index lost -3.64% and the Lipper General Municipal Bond Index returned -6.44%.

As of January 31, 2000, the quality of the underlying portfolio of securities is as follows: AAA 41%; AA 26%; A 15%; and BBB 12%. The Fund may own up to 20% of the assets in BBB rated securities. The average option-adjusted maturity for the Fund is 12.7 years, with 17.4% of the option-adjusted maturities falling within of 1-10 years, 59.8% within 11-20 years, and 22.8% within 21-30. The Fund may hold up to 20% of the assets in issues subject to the Alternative Minimum Tax (AMT). Current AMT holdings comprise 17.8% of the portfolio. The Fund is geographically diversified throughout the nation, owning issues representing 44 states including the District of Columbia and Puerto Rico. Several states represent more than 5% of the total portfolio: Pennsylvania 7.2% New York 7.2%, Illinois 6.9%, Alaska 5.9%, Ohio 5.1%.

In analyzing bonds for the Fund, individual positions are evaluated and screened by credit quality, underlying structure, liquidity, and valuation. From this analysis, a decision is then made if the security will enhance the overall characteristics of the portfolio and will be consistent with the Fund's prevailing fixed income strategy. The investment strategy is largely based upon the ongoing assessment of macroeconomic factors affecting the direction of interest rates and sector spreads. Macroeconomic analysis is then blended with the aforementioned security-specific factors to produce a portfolio offering enhanced returns versus established benchmarks over a full interest rate cycle.

As evidenced by recent performance, the municipal bond market has been less than favorable for investors. While current tax-free yields are at their highest levels in several years, the increase has come at the expense of bond values. Despite another year of relatively subdued inflation, interest rates increased across the board as the Federal Reserve embarked upon a policy of higher rates to combat the potential difficulties of continued U.S. economic expansion. In addition to stellar domestic growth that has pushed unemployment to a 30-year low and possibly exhausted the supply of available workers, a synchronized global recovery in many foreign markets decimated only a year before added fuel to the Fed's inflation fighting fire. Certainly, the nearly 200% increase in the price of crude oil hasn't helped fixed-income investors either. As a result, the yield on a 10-year A-rated general obligation bond increased 134 basis points during the past twelve months from 4.25% to 5.59%.

As we head into 2000, the challenges remain very similar to 1999. The Fed is posturing itself to increase short-term rates at least one more time as the ever-resilient consumer powers the economy forward. Still, productivity gains continue to compensate for wage pressure and core levels of inflation remain in check. What is different from 1999 is that the bond market, which generally trades 6-9 months ahead of current events, has already discounted Fed action. Given its solid credit quality and tremendous advantage on a tax-equivalent basis, the Achievement Municipal Bond Fund presents a sound investment option for those investors participating in fixed income.


*The Retail Class A of the Achievement Municipal Bond Fund produced a total return of -6.10% for the period. Including the maximum sales charge of 4.00%, the total return of the Fund's Retail Class A was -9.86%. The Retail Class B of the Achievement Municipal Bond Fund produced a total return of -6.81%. Including the maximum sales charge of 5.00%, total return of the Fund's Retail Class B was -11.28%.

              ACHIEVEMENT MUNICIPAL BOND FUND -- INSTITUTIONAL CLASS

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOW:]

               ACHIEVEMENT                LEHMAN               LIPPER GENERAL
          MUNICIPAL BOND FUND,        MUNICIPAL BOND        MUNICIPAL DEBT FUNDS
           INSTITUTIONAL CLASS             INDEX                   AVERAGE
10/31/96           10,000                  10,000                    10,000
1/31/97            10,135                  10,159                    10,131
1/31/98            11,138                  11,188                    11,166
1/31/99            11,793                  11,932                    11,780
1/31/00            11,092                  11,497                    11,021

                          AVERAGE ANNUAL TOTAL RETURN

                         ONE YEAR          ANNUALIZED          ANNUALIZED
                          RETURN        THREE YEAR RETURN   FIVE YEAR RETURN
--------------------------------------------------------------------------------
   INSTITUTIONAL          -5.94%              3.05%               3.24%

PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

       ACHIEVEMENT MUNICIPAL BOND FUND -- RETAIL CLASS A & B

[GRAPHIC OMITTED]
[PLOT POINTS FOLLOW:]

                     ACHIEVEMENT                              LIPPER
                      MUNICIPAL            LEHMAN             GENERAL
                      BOND FUND           MUNICIPAL          MUNICIPAL
                       RETAIL               BOND            DEBT FUNDS
                       CLASS A              INDEX             AVERAGE
11/30/96                9,600              10,000             10,000
1/31/97                 9,540               9,977              9,958
1/31/98                10,474              10,987             10,975
1/31/99                11,047              11,717             11,578
1/31/00                10,374              11,291             10,833



                     ACHIEVEMENT                             LIPPER
                      MUNICIPAL         LEHMAN               GENERAL
                      BOND FUND        MUNICIPAL            MUNICIPAL
                       RETAIL            BOND              DEBT FUNDS
                       CLASS B           INDEX               AVERAGE
5/31/98                10,000           10,000               10,000
1/31/99                10,380           10,534               10,449
1/31/00                 9,318           10,150                9,776







                     AVERAGE ANNUAL TOTAL RETURN
                         ONE YEAR          ANNUALIZED          ANNUALIZED
                          RETURN        THREE YEAR RETURN   INCEPTION TO DATE
--------------------------------------------------------------------------------
        RETAIL A           -6.10%             2.83%               3.08%
RETAIL A WITH LOAD         -9.86%             1.43%               1.79%
        RETAIL B           -6.81%              N/A               -1.32%
RETAIL B WITH LOAD        -11.28%              N/A               -3.42%

PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                                           THE ACHIEVEMENT FUNDS

JANUARY 31, 2000

Statement of Net Assets

--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------

[pie chart omitted]
[plot points follow:]

Consumer
Products       11.1%
Chemicals
and Drugs       8.1%
Other           5.7%
Retail          9.2%
Oil-Energy      7.3%
Financial      16.7%
Technologies   40.2%
Real Estate
Investment
Trust           1.7%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                             MARKET
DESCRIPTION                                 SHARES         VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%
   BANKS -- 4.7%
     Bank of America                        75,000           $  3,633
     Chase Manhattan Bank                   80,000              6,435
     Wells Fargo                           100,000              4,000
                                                              -------
                                                               14,068
                                                              -------
   CAPITAL GOODS -- 4.5%
     General Electric                      100,000             13,337
   CHEMICALS -- 0.9%
     Monsanto                               75,000              2,648
                                                              -------
   COMPUTER SOFTWARE -- 4.3%
     Microsoft*                            130,000             12,724
                                                              -------
   COMPUTERS & SERVICES -- 13.6%
     Cisco Systems*                        100,000             10,950
     Dell Computer*                        118,000              4,536
     Hewlett Packard                        40,000              4,330
     International Business Machines        30,000              3,366
     Oracle*                               220,000             10,990
     Sun Microsystems*                      80,000              6,285
                                                              -------
                                                               40,457

                                                              -------
   CONGLOMERATE -- 1.9%
     Tyco International                    133,000              5,686
                                                              -------

--------------------------------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
   DRUGS -- 7.1%
     Abbott Laboratories                   100,000            $ 3,262
     Merck                                  90,000              7,093
     Pfizer                                180,000              6,547
     Schering Plough                       100,000              4,400
                                                              -------
                                                               21,302
                                                              -------
   ENTERTAINMENT -- 1.8%
     Carnival                              120,000              5,407
                                                              -------
   FINANCIAL SERVICES -- 9.3%

     American Express                       35,000              5,768
     Capital One Financial                 150,000              6,150
     Citigroup                              85,000              4,882
     Fannie Mae                             75,000              4,495
     Morgan Stanley Dean Witter
       Discover                            100,000              6,625
                                                              -------
                                                               27,920
                                                              -------
   FOOD, BEVERAGE & TOBACCO -- 3.9%
     Coca-Cola                             130,000              7,467
     PepsiCo                               120,000              4,095
                                                              -------
                                                               11,562
                                                              -------
   INSURANCE -- 2.8%
     American International Group           80,000              8,330
                                                              -------
   INTERNET CONTENT -- 3.4%
     America Online*                       110,000              6,263
     Yahoo!*                                12,200              3,929
                                                              -------
                                                               10,192
                                                              -------
   MEDICAL PRODUCTS & SERVICES -- 2.3%
     Guidant                                60,000              3,157
     Johnson & Johnson                      45,000              3,873
                                                              -------
                                                                7,030

                                                              -------
   PAPER & PAPER PRODUCTS -- 2.1%
     Kimberly-Clark Corp                   100,000              6,194
                                                              -------
   PETROLEUM PRODUCTS & SERVICES -- 2.7%
     Coastal                               100,000              3,688
     Texaco                                 85,000              4,494
                                                              -------
                                                                8,182
                                                              -------

                                                                    (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2000
Statement of Net Assets
Equity Fund (concluded)

-------------------------------------------------------------------------------
                                          SHARES/FACE        MARKET
DESCRIPTION                              AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------------------
   PETROLEUM REFINING -- 2.8%
     Exxon Mobil                           100,000           $  8,350
                                                             --------
   PRINTING & PUBLISHING -- 1.9%
     McGraw-Hill                           100,000              5,606
                                                             --------
   RETAIL -- 9.2%
     Gap Inc                               150,000              6,703
     Home Depot                            135,000              7,644
     Target                                 90,000              5,946
     Wal-Mart Stores                       130,000              7,118
                                                             --------
                                                               27,411
                                                             --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 8.5%
     Analog Devices*                       100,000              9,350
     Intel                                 130,000             12,862
     Motorola                               22,000              3,009
                                                             --------
                                                               25,221
                                                             --------
   TELEPHONES & TELECOMMUNICATIONS -- 10.5%
     AT&T                                  150,000              7,913
     Lucent Technologies                    50,000              2,763
     MCI WorldCom*                         187,500              8,613
     Qwest Communications
       International*                      190,000              7,481
     SBC Communications                    107,000              4,614
                                                             --------
                                                               31,384
                                                             --------
TOTAL COMMON STOCKS
   (Cost $196,571)                                            293,011
                                                             --------

CASH EQUIVALENTS -- 1.7%
     SEI Daily Income Trust
       Money Market Portfolio               $1,448              1,448
     SEI Daily Income Trust Prime
       Obligation Portfolio                  3,609              3,609
                                                             --------
TOTAL CASH EQUIVALENTS
   (Cost $5,057)                                                5,057
                                                             --------
TOTAL INVESTMENTS -- 99.9%
   (Cost $201,628)                                            298,068
                                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%                         256
                                                             --------
--------------------------------------------------------------------------------
                                                             MARKET
DESCRIPTION                                                VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:
Portfolio  Shares of  Institutional  Class
  (unlimited  authorization  -- no par
   value) based on 15,402,534
   outstanding shares of beneficial
   interest                                                  $175,311
Portfolio  Shares of Retail  Class A
  (unlimited  authorization  -- no par
  value) based on 709,680 outstanding
  shares of beneficial interest                                10,370
Portfolio  Shares of Retail  Class B
  (unlimited  authorization  -- no par
  value) based on 164,259 outstanding
  shares of beneficial interest                                 2,738
Undistributed net investment loss                                 (11)
Accumulated net realized gain on investments                   13,476
Net unrealized appreciation on investments                     96,440
                                                             --------
TOTAL NET ASSETS -- 100.0%                                   $298,324
                                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                      $18.34
                                                             ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                                 $18.26
                                                             ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($18.26 / 95.5%)                             $19.12
                                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B                           $18.01
                                                             ========
---------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
[PIE CHART OMITTED]
[PLOT POINTS FOLLOWS]

OTHER           3.1%
TREASURY
OBLIGATIONS    16.1%
CORPORATE
SECURITIES      9.2%
COMMON
STOCKS         70.3%
NON-AGENCY
MORTGAGE-BACKED
SECURITIES      1.3%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 10.9%
     U.S. Treasury Notes
       7.750%, 02/15/01                     $2,500           $  2,534
       7.875%, 08/15/01                      2,500              2,546
       7.500%, 05/15/02                      2,500              2,542
       7.250%, 05/15/04                      2,500              2,545
       7.875%, 11/15/04                      2,500              2,610
       6.625%, 05/15/07                      3,000              2,976
       5.500%, 02/15/08                      3,000              2,775
       4.750%, 11/15/08                      3,000              2,609
       5.500%, 05/15/09                      3,000              2,748
                                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $24,408)                                              23,885
                                                             --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.1%
     Federal Home Loan Bank
       6.250%, 08/13/04                      2,000              1,927
     Federal Home Loan Mortgage Corporation
       5.750%, 04/15/08                      2,500              2,262
       6.450%, 04/29/09                      2,000              1,844
       7.625%, 09/09/09                      1,000                983
     Fannie Mae
       6.500%, 08/15/04                      2,000              1,947
       6.000%, 05/15/08                      2,500              2,300
                                                             --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $11,981)                                              11,263
                                                             --------

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.1%
   ENTERTAINMENT -- 1.0%
     Walt Disney, MTN
       5.125%, 12/15/03                     $2,255           $  2,089
                                                             --------
   FINANCE -- 5.0%
     Aetna Services
       7.125%, 08/15/06                      1,500              1,425
     Banc One
       7.250%, 08/01/02                      1,500              1,492
     Bank of America, MTN
       7.125%, 05/12/05                      2,000              1,945
     Chase Manhattan
       6.500%, 01/15/09                      2,000              1,830
     First Union
       7.500%, 07/15/06                      2,000              1,965
     Ford Motor Credit
       6.250%, 11/08/00                      1,000                997
     Safeco
       6.875%, 07/15/07                      1,500              1,361
                                                             --------
                                                               11,015
                                                             --------
   INDUSTRIAL -- 2.2%
     Lucent Technologies
       7.250%, 07/15/06                      2,000              1,977
     Philip Morris
       7.250%, 09/15/01                      2,000              1,975
     Seagram, YB
       6.500%, 04/01/03                      1,000                965
                                                             --------
                                                                4,917
                                                             --------
   RETAIL -- 0.9%
     Albertsons
       6.950%, 08/01/09                      2,000              1,892
                                                             --------
TOTAL CORPORATE BONDS
   (Cost $20,744)                                              19,913
                                                             --------

ASSET-BACKED SECURITIES -- 0.7%
     American Southwest Financial Securities,
       Series 1996-FHA1, Cl A2
       7.000%, 11/25/38                        820                804
     Olympic Automobile Receivables
       Trust, Series 1995-E, Cl A5
       5.950%, 11/15/01                        759                759
                                                             --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,584)                                                1,563
                                                             --------

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2000
Statement of Net Assets
Balanced Fund (continued)

--------------------------------------------------------------------------------
                                         FACE AMOUNT/         MARKET
DESCRIPTION                              (000) SHARES       VALUE (000)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 1.4%
     Donaldson Lufkin Jenrette Mortgage
       Association, Series 1997-CF1,
       Cl A1B (A)
       7.600%, 04/15/07                     $1,200           $  1,176
     General Motors Acceptance
       Corporation, Commercial
       Mortgage Securities,
       Series 1991-C1, Cl A1B
       6.175%, 05/15/33                      2,000              1,789
                                                             --------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $3,238)                                                2,965
                                                             --------

COMMON STOCKS -- 70.0%
   BANKS -- 3.1%
     Bank of America                        45,368              2,198
     Chase Manhattan Bank                   32,000              2,574
     Wells Fargo                            50,900              2,036
                                                             --------
                                                                6,808
                                                             --------
   CAPITAL GOODS -- 3.5%
     General Electric                       58,000              7,736
                                                             --------
   CHEMICALS -- 0.5%
     Monsanto                               30,000              1,059
                                                             --------
   COMPUTER SOFTWARE -- 3.4%
     Microsoft*                             75,000              7,341
                                                             --------
   COMPUTERS & SERVICES -- 9.3%
     Cisco Systems*                         60,000              6,570
     Dell Computer*                         56,000              2,152
     Hewlett Packard                        12,000              1,299
     International Business Machines        13,200              1,481
     Oracle*                               120,000              5,994
     Sun Microsystems*                      36,000              2,828
                                                             --------
                                                               20,324
                                                             --------
   DRUGS -- 5.2%
     Abbott Laboratories                    35,000              1,142
     Merck                                  58,000              4,571
     Pfizer                                 39,000              1,419
     Schering Plough                        50,000              2,200
     SmithKline Beecham, ADR                32,000              1,952
                                                             --------
                                                               11,284
                                                             --------

--------------------------------------------------------------------------------
                                                              MARKET
DESCRIPTION                                 SHARES          VALUE (000)
--------------------------------------------------------------------------------
   ENTERTAINMENT -- 2.1%
     Carnival                               60,000           $  2,704
     Walt Disney                            49,000              1,779
                                                             --------
                                                                4,483
                                                             --------
   FINANCIAL SERVICES -- 6.4%
     American Express                       23,000              3,791
     Capital One Financial                  63,000              2,583
     Citigroup                              45,000              2,585
     Fannie Mae                             30,000              1,798
     Morgan Stanley Dean Witter
       Discover                             50,000              3,312
                                                             --------
                                                               14,069
                                                             --------
   FOOD, BEVERAGE & TOBACCO -- 2.2%
     Coca-Cola                              45,000              2,585
     PepsiCo                                67,000              2,286
                                                             --------
                                                                4,871
                                                             --------
   HOLDING COMPANY -- 1.0%
     Berkshire Hathaway, Cl B*               1,365              2,247
                                                             --------
   INSURANCE -- 2.1%
     American International Group           45,000              4,686
                                                             --------
   INTERNET CONTENT -- 2.6%
     America Online*                        66,000              3,758
     Yahoo!*                                 6,100              1,965
                                                             --------
                                                                5,723
                                                             --------
   MEDICAL PRODUCTS & SERVICES -- 1.6%
     Guidant                                43,000              2,263
     Johnson & Johnson                      15,000              1,291
                                                             --------
                                                                3,554
                                                             --------
   PETROLEUM PRODUCTS & SERVICES -- 1.9%
     Coastal                                52,000              1,917
     Texaco                                 42,000              2,221
                                                             --------
                                                                4,138
                                                             --------
   PETROLEUM REFINING -- 2.6%
     Exxon Mobil                            67,683              5,652
                                                             --------
   PRINTING & PUBLISHING -- 1.0%
     McGraw-Hill                            40,000              2,243
                                                             --------

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
24

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                          SHARES/FACE         MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   RETAIL -- 6.1%
     Albertson's                            34,650          $   1,061
     Gap Stores                             40,000              1,788
     Home Depot                             63,000              3,567
     Target                                 52,000              3,435
     Wal-Mart Stores                        66,000              3,614
                                                             --------
                                                               13,465
                                                             --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 6.5%
     Analog Devices*                        55,000              5,143
     Intel                                  65,000              6,431
     Micron Technology                      20,000              1,244
     Motorola                               11,000              1,504
                                                             --------
                                                               14,322
                                                             --------
   TELEPHONES & TELECOMMUNICATION -- 8.9%
     AT&T                                   82,500              4,352
     GTE                                    33,000              2,419
     Lucent Technologies                    40,000              2,210
     MCI WorldCom*                          93,000              4,272
     Qwest Communications International*    60,000              2,363
     SBC Communications                     55,000              2,372
     U.S. West                              24,000              1,596
                                                             --------
                                                               19,584
                                                             --------
TOTAL COMMON STOCKS
   (Cost $102,098)                                            153,589
                                                             --------

CASH EQUIVALENTS -- 2.3%
     SEI Daily Income Trust
       Money Market Portfolio               $1,261              1,261
     SEI Daily Income Trust Prime
       Obligation Portfolio                  3,912              3,912
                                                             --------
TOTAL CASH EQUIVALENTS
   (Cost $5,173)                                                5,173
                                                             --------
TOTAL INVESTMENTS -- 99.5%
   (Cost $169,226)                                            218,351
                                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%                         996
                                                             --------

--------------------------------------------------------------------------------
                                                              MARKET
DESCRIPTION                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio  Shares of  Institutional
  Class (unlimited  authorization
   -- no par value)  based on
  15,387,364  outstanding  shares
  of  beneficial  interest                                     $162,978
Portfolio  Shares of Retail Class A
 (unlimited authorization  --
  no par value) based on 292,406
  outstanding shares of beneficial
  interest                                                        3,483
Portfolio  Shares of Retail  Class B
 (unlimited authorization -- no par value)
  based on 148,323 outstanding shares of
  beneficial interest                                             2,014
Undistributed net investment income                                 299
Accumulated net realized gain on investments                      1,448
Net unrealized appreciation on investments                       49,125
                                                               --------
TOTAL NET ASSETS -- 100.0%                                     $219,347
                                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                        $13.86
                                                               ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                                   $13.84
                                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($13.84 / 95.5%)                               $14.49
                                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE RETAIL CLASS B                                $13.81
                                                               ========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE
YB -- YANKEE BOND
(A) SECURITY SOLD WITH IN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS". SUCH INVESTMENTS AMOUNT TO $1,176,180 IN AGGREGATE, WHICH REPRESENTS 0.54% OF THE TOTAL NET ASSETS OF THE FUND.

                                                                     (CONCLUDED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2000
Statement of Net Assets

--------------------------------------------------------------------------------
INTERMEDIATE TERM BOND FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED]
PLOT POINTS FOLLOW:

OTHER              1.0%
ASSET-BACKED
SECURITIES         4.2%
NON-AGENCY
MORTGAGE-BACKED
SECURITIES         4.6%
CASH
EQUIVALENTS        0.4%
CORPORATE
SECURITIES        38.8%
U.S.
GOVERNMENT
SECURITIES         51.0%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 32.7%
     U.S. Treasury Bonds
       7.125%, 02/15/23                     $2,000           $  2,107
       6.250%, 08/15/23                      2,000              1,906
     U.S. Treasury Notes
       7.875%, 08/15/01                      1,500              1,528
       6.375%, 09/30/01                      5,000              4,980
       7.500%, 11/15/01                      1,000              1,014
       6.125%, 12/31/01                      6,000              5,943
       6.250%, 08/31/02                      4,000              3,960
       6.250%, 02/15/03                      1,000                987
       5.500%, 05/31/03                      3,000              2,893
       5.375%, 06/30/03                      2,000              1,921
       5.750%, 08/15/03                      1,000                970
       5.875%, 02/15/04                      3,000              2,916
       7.500%, 02/15/05                      1,000              1,030
       6.500%, 08/15/05                      2,000              1,976
       5.875%, 11/15/05                      1,000                958
       6.875%, 05/15/06                      1,000              1,006
       7.000%, 07/15/06                      2,000              2,022
       6.500%, 10/15/06                      6,000              5,909
       6.250%, 02/15/07                      3,000              2,918
       6.125%, 08/15/07                      3,000              2,889
       5.625%, 05/15/08                      3,000              2,790
                                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $54,716)                                              52,623
                                                             --------

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.8%
     Federal Farm Credit Bank
       7.310%, 11/05/07                     $2,000           $  2,007
     Federal Home Loan Bank
       7.190%, 04/27/01                      1,000              1,005
       7.280%, 07/25/01                      1,000              1,007
       7.390%, 08/22/01                      1,000              1,009
       5.600%, 10/28/03                      1,000                947
       7.380%, 08/05/04                      1,000              1,009
       6.250%, 08/13/04                      1,000                964
       6.375%, 08/15/06                      1,000                952
       6.185%, 05/06/08                      3,035              2,835
       5.450%, 01/12/09                      2,000              1,760
     Federal Home Loan Mortgage
       Corporation
       5.750%, 07/15/03                      2,000              1,919
       6.795%, 12/01/03                      1,000                990
       5.900%, 02/14/06                      1,000                937
       6.450%, 04/29/09                      2,000              1,844
       7.020%, 06/23/09                      2,000              1,898
       7.625%, 09/09/09                      2,500              2,457
     Federal National Mortgage Association
       5.750%, 04/15/03                      1,000                963
       4.750%, 11/14/03                      2,000              1,845
       6.440%, 05/01/08                        983                937
       6.375%, 06/15/09                      1,000                935
     Federal National Mortgage
       Association, MTN
       6.625%, 04/18/01                      1,000                999
        6.760%, 07/16/07                     1,000                939
                                                             --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $31,920)                                              30,158
                                                             --------

CORPORATE BONDS -- 35.3%
   AUTOMOTIVE -- 0.6%
     TRW  INC.
       6.450%, 06/15/01                      1,000                987
                                                             --------
   BANKS -- 6.0%
     Bank of America
       7.125%, 05/01/06                      2,000              1,942
     Chase Manhattan
       8.125%, 06/15/02                      1,000              1,012
       6.375%, 02/15/08                      1,000                915
     Citicorp
       7.125%, 06/01/03                      1,000                986
     First Tennessee Bank
       5.750%, 12/01/08                      1,000                854
     First Union
       7.050%, 08/01/05                      1,000                964

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   BANKS -- (CONTINUED)
     J.P. Morgan
       7.250%, 01/15/02                     $1,000           $    995
     NationsBank
       7.625%, 04/15/05                      1,000                996
     Society National Bank
       7.250%, 06/01/05                      1,000                975
                                                             --------
                                                                9,639
                                                             --------
   ELECTRICAL UTILITIES -- 2.3%
     Consolidated Edison
       6.375%, 04/01/03                      1,000                965
       6.150%, 07/01/08                      1,000                906
     Monogahela Power
       7.360%, 01/15/10                      1,000                955
     Scana, MTN
       6.250%, 07/08/03                      1,000                949
                                                             --------
                                                                3,775
                                                             --------
   FINANCE -- 8.0%
     Aetna Services
       6.750%, 08/15/01                      2,000              1,975
     American General Finance
       7.250%, 04/15/00                      1,000              1,001
     Associates of North America, MTN
       6.810%, 08/03/01                      1,000                994
       7.540%, 04/14/04                      1,000                995
     Commercial Credit
       6.875%, 05/01/02                      1,000                989
     Ford Motor Credit
       8.000%, 06/15/02                      1,000              1,014
       7.750%, 03/15/05                      1,000              1,002
     General Motors Acceptance, MTN
       7.250%, 05/15/03                      1,000                991
     Household Finance
       7.650%, 05/15/07                      1,000                987
     Lehman Brothers Holdings, MTN
       6.125%, 07/15/03                      1,000                948
     Sears Roebuck Acceptance
       6.950%, 05/15/02                      1,000                984
     Sears Roebuck Acceptance, MTN
       6.580%, 11/20/03                      1,000                961
                                                             --------
                                                               12,841
                                                             --------
   FINANCIAL SERVICES -- 0.6%
     Capital One Bank
       7.080%, 10/30/01                      1,000                989
                                                             --------
   INDUSTRIAL -- 12.1%
     AT&T
       6.750%, 04/01/04                      1,000                975

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   INDUSTRIAL -- (CONTINUED)
     CSR America
       6.875%, 07/21/05                     $2,000           $  1,880
     CSX Transportation
       7.540%, 03/15/03                      1,000                995
     Dayton Hudson
       7.500%, 07/15/06                      2,000              1,973
     Dow Capital, YB
       7.125%, 01/15/03                      1,000                986
     Grand Metro
       7.125%, 09/15/04                      1,000                980
     Hertz
       7.000%, 07/01/04                      2,000              1,943
     J.C. Penney, MTN
       7.050%, 05/23/05                      1,000                925
     Kerr-McGee
       6.625%, 10/15/07                      1,000                908
     Nabisco
       6.700%, 06/15/02                      1,000                971
     Pacific Bell
       7.000%, 07/15/04                      1,000                985
     Ryder Systems
       7.340%, 11/01/00                      1,040              1,040
     Sara Lee, MTN
       7.400%, 03/22/02                      1,000                998
     Texas Instruments, MTN
       6.875%, 07/15/00                      1,000              1,000
     Wal-Mart Stores
       6.500%, 06/01/03                      1,000                978
     Walt Disney
       6.750%, 03/30/06                      2,000              1,935
                                                             --------
                                                               19,472
                                                             --------
   TELEPHONES & TELECOMMUNICATIONS -- 2.0%
     GTE California
       5.500%, 01/15/09                      1,000                861
     Southwestern Bell Telephone, MTN
       5.750%, 09/01/04                      1,000                929
     U.S. West Communications
       5.625%, 11/15/08                      1,000                859
     World Com
       6.125%, 08/15/01                        500                493
                                                             --------
                                                                3,142
                                                             --------
   UTILITIES -- 3.7%
     Pacific Gas & Electric, MTN
       6.680%, 03/19/03                      1,000                974
     Philadelphia Electric
       6.625%, 03/01/03                      1,000                974

                                                           (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2000
Statement of Net Assets
Intermediate Term Bond Fund (concluded)

-------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------------------
   UTILITIES --  (CONTINUED)
     Public Service Electric & Gas
       6.500%, 05/01/04                     $1,000           $    956
     Rochester Gas & Electric, MTN
       6.375%, 07/30/03                      1,000                956
     Southwestern Bell Telephone, MTN
       6.250%, 03/12/01                      1,150              1,140
     Telstra
       6.500%, 07/31/03                      1,000                970
                                                             --------
                                                                5,970
                                                             --------
TOTAL CORPORATE BONDS
   (Cost $59,645)                                              56,815
                                                             --------

ASSET-BACKED SECURITIES -- 4.4%
     Champion Home Equity Loan Trust,
       Series 1997-Z, Class A3
       6.770%, 03/25/15                      2,000              1,964
     Olympic Automobile Receivables
       Trust, Series 1995-E, Class A5
       5.950%, 11/15/01                      1,146              1,145
     Olympic Automobile Receivables
       Trust, Series 1996-B, Class A5
       6.900%, 02/15/04                      2,000              1,999
     WFS Financial Owner Trust,
       Series 1998-B, Class A4
       6.050%, 04/20/03                      2,000              1,934
                                                             --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $7,152)                                                7,042
                                                             --------

NON-AGENCY MORTGAGE-BACKED SECURITIES -- 7.4%
     American Southwest Financial Securities,
       Series 1996-FHA1, Cl A2
       7.000%, 11/25/38                      1,640              1,607
     Donaldson Lufkin Jenrette Mortgage
       Association, Series 1996-CF2,
       Cl A1B (A)
       7.290%, 11/12/21                      3,000              2,919
     Donaldson Lufkin Jenrette Mortgage
       Association, Series 1997-CF1,
       Cl A1B (A)
       7.600%, 04/15/07                      2,000              1,960
     GMAC Commercial Mortgage
       Securities, Series 1991-C1 A1b
       6.175%, 05/15/33                      3,000              2,683

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES  --  (CONTINUED)
     Lehman Brothers Commercial Conduit
       Mortgage Trust, Series 1998-C1,
       Class B
       6.590%, 01/18/08                     $3,000           $  2,708
                                                             --------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Cost $12,774)                                              11,877
                                                             --------

CASH EQUIVALENTS -- 0.4%
     SEI Daily Income Trust Money
       Market Portfolio                          2                  2
     SEI Daily Income Trust Prime
       Obligation Portfolio                    587                587
                                                             --------
TOTAL CASH EQUIVALENTS
   (Cost $589)                                                    589
                                                             --------
TOTAL INVESTMENTS -- 99.0%
   (Cost $166,796)                                            159,104
                                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 1.0%                       1,658
                                                             --------

NET ASSETS:
Portfolio  Shares of  Institutional
  Class  (unlimited  authorization
  -- no par value) based on
 16,104,640 outstanding shares
 of beneficial interest                                       169,837
Portfolio  Shares of Retail Class A
 (unlimited  authorization  -- no par value)
 based on 120,650 outstanding shares
 of beneficial interest                                         1,228
Accumulated net realized loss on investments                   (2,611)
Net unrealized depreciation on investments                     (7,692)
                                                             --------
TOTAL NET ASSETS -- 100.0%                                   $160,762
                                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                       $9.91
                                                             ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- RETAIL CLASS A                                  $9.93
                                                             ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($9.93 / 96.5%)                              $10.29
                                                             ========
MTN -- MEDIUM TERM NOTE
YB -- YANKEE BOND
(A) SECURITY SOLD WITH IN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS". SUCH INVESTMENTS AMOUNT TO $4,878,910 IN AGGREGATE, WHICH REPRESENTS 3.03% OF THE TOTAL NET ASSETS OF THE FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
[PIE CHART OMITTED]
PLOT POINTS FOLLOW:

U.S.
GOVERNMENT
SECURITIES     34.1%
CASH
EQUIVALENTS     5.2%
CORPORATE
SECURITIES     60.7%

% OF TOTAL PORTFOLIO INVESTMENTS


--------------------------------------------------------------------------------
                                     Face       Market
Description                      Amount (000) Value (000)
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 9.3%
     U.S. Treasury Notes
       6.125%, 12/31/01            $1,000       $   990
       6.250%, 01/31/02             1,000           993
     U.S. Treasury Bond
       5.750%, 06/30/01             1,000           989
                                                -------
Total U.S. Treasury Obligations
   (Cost $3,061)                                  2,972
                                                -------

U.S. Government Agency Obligations -- 24.4%
     Federal Home Loan Bank
       5.230%, 11/16/01             1,000           969
       5.500%, 01/07/02             1,000           973
       5.435%, 01/29/02             1,000           969
       6.080%, 07/08/02             2,000         1,961
     Federal National Mortgage Association,
       MTN
       5.410%, 02/04/02             1,000           972
       6.500%, 09/05/02             1,000           981
     Federal Home Loan Mortgage Pool
       6.250%, 10/15/02             1,000           980
                                                -------
Total U.S. Government Agency Obligations
   (Cost $8,001)                                  7,805
                                                -------

Corporate Bonds -- 59.9%
   Banks -- 6.2%
     First Chicago MTN
       6.700%, 03/15/02             1,000           984
     Key Corp MTN
        6.750%, 05/29/01             1,000          992
                                                -------
                                                  1,976
                                                -------
----------------------------------------------------------------------
                                     Face       Market
Description                      Amount (000) Value (000)
----------------------------------------------------------------------
   Electrical Utilities -- 3.1%
     Pacificorp MTN
       7.250%, 09/09/02            $1,000       $   994
                                                -------
   Finance -- 12.5%
     Beneficial, Series H, MTN
       6.330%, 12/18/00             1,000           998
     Ford Motor Credit, MTN
       6.950%, 05/15/00             1,000         1,001
     Goldman Sachs
       6.200%, 12/15/00             1,000           995
     Salomon Smith Barney
       6.500%, 03/01/00             1,000         1,000
                                                -------
                                                  3,994
                                                -------
   Financial Services -- 12.2%
     Bear Stearns
       6.750%, 05/01/01             1,000           992
     General Motors Acceptance
       5.500%, 01/14/02             1,000           965
     International Lease Finance
       5.450%, 01/04/02             1,000           965
     Merrill Lynch
       6.500%, 04/01/01             1,000           991
                                                -------
                                                  3,913
                                                -------
   Gas/Natural Gas -- 1.2%
     Northern Illinois Gas
       6.450%, 08/01/01               375           371
                                                -------
   Industrial -- 12.4%
     Albertsons
       6.375%, 06/01/00             1,000           999
     J.C. Penney, MTN
       6.375%, 09/15/00             1,000           992
     John Deere Capital, MTN
       6.150%, 08/01/00             1,000           997
     Sears Roebuck Acceptance, MTN
       6.400%, 09/25/00             1,000           995
                                                -------
                                                  3,983
                                                -------
   Insurance -- 3.1%
     Aetna Services
       6.750%, 08/15/01             1,000           988
                                                -------
   Paper & Paper Products -- 3.0%
     Mead Corporaton
       6.600%, 03/01/02             1,000           978
                                                -------






                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31,  2000
Statement of Net Assets
Short Term Bond Fund (concluded)
--------------------------------------------------------------------------------
                                                  FACE         MARKET
DESCRIPTION                                  AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATIONS -- 3.1%
     Lucent Technologies
       6.900%, 07/15/01                         $1,000       $    996
                                                             --------
   UTILITIES -- 3.1%
     Detroit Edision, MTN
       6.390%, 03/15/00                          1,000          1,000
                                                             --------
TOTAL CORPORATE BONDS
   (Cost $19,547)                                              19,193
                                                             --------

CASH EQUIVALENTS -- 5.1%
     SEI Daily Income Trust
       Money Market Portfolio                      139            139
     SEI Daily Income Trust
       Prime Obligation Portfolio                1,493          1,493
                                                             --------
TOTAL CASH EQUIVALENTS
   (Cost $1,632)                                                1,632
                                                             --------
TOTAL INVESTMENTS -- 98.7%
   (Cost $32,241)                                              31,602
                                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 1.3%                         436
                                                             --------

NET ASSETS:
Portfolio  Shares of  Institutional
  Class  (unlimited  authorization
  -- no par value) based on 3,260,149
 outstanding shares of beneficial interest                     34,972
Portfolio Shares of Retail Class A
 (unlimited  authorization  -- no par value)
 based on 16,320 outstanding shares
 of beneficial interest                                           166
Accumulated net realized loss on investments                   (2,461)
Net unrealized depreciation on investments                       (639)
                                                             --------
TOTAL NET ASSETS -- 100.0%                                   $ 32,038
                                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                       $9.78
                                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A                            $9.77
                                                             ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($9.77 / 98.5%)                               $9.92
                                                             ========

---------------------------------------------------------------------
MTN -- MEDIUM TERM NOTE

----------------------------------------------------------------------
IDAHO MUNICIPAL BOND FUND
----------------------------------------------------------------------

[PIE CHART OMITTED]
PLOT POINTS FOLLOW:

REVENUE
BONDS          44.5%
GENERAL
OBLIGATIONS    55.5%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
                                              FACE             MARKET
DESCRIPTION                               AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.7%
   IDAHO -- 92.8%
     Ada & Canyon Counties, Joint School
       District # 2, Meridian GO
       5.500%, 07/30/15                     $1,375            $ 1,341
       5.500%, 07/30/16                        500                484
     Ammon, Urban Renewal Agency RB,
       Series B
       6.000%, 08/01/14                        120                123
     Bannock County, School District # 25,
       Pocatello GO, FGIC
       5.250%, 08/01/15                        500                471
     Bingham County, School District # 055,
       Blackfoot GO, MBIA
       5.650%, 08/01/15                        560                558
     Blackfoot Idaho Ctfs Partn Wastewater
       Treatment Plt Facs Pj GO, AMBAC
       5.800%, 09/01/18                        135                134
       5.850%, 09/01/19                        115                114
     Boise City Idaho Urban Renewalagy
       Lease RB Urban Renewal-Ada Cnty
       Courts, AMBAC
       5.900%, 08/15/29                        500                474
     Boise City, Airport RB, Package Facility
       Project, Series A, AMBAC
       5.400%, 08/01/11                        500                496

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Boise City, Idaho Urban Renewal Agency
       Tax Increment Capital City RB
       Credit Support, FSA
       5.100%, 09/01/14                     $  365             $  342
     Boise City, Idaho Urban Renewal
       Agency Tax Increment Capital
       City RB Credit Support, FSA
       5.150%, 09/01/15                        385                359
     Boise City, Independent School
       District # 1 GO, AMBAC
       5.400%, 07/30/14                        500                489
     Boise State University Idaho RB, FSA
       5.000%, 04/01/23                      1,000                861
     Boise State University Student
       Housing System RB, MBIA
       5.250%, 04/01/17                        160                150
     Boise, Independent School District GO
       5.375%, 07/30/10                        250                249
       5.500%, 07/30/16                      1,250              1,203
     Bonneville & Bingham Counties,
       School District # 93 GO, FGIC
       5.750%, 07/30/07                        500                520
       5.500%, 07/30/10                        500                507
     Bonneville County, Jail Bonds GO, FSA
       5.500%, 08/01/16                        590                576
     Canyon County, School District # 132
       GO, FSA
       5.400%, 07/30/11                        200                200
       5.400%, 07/30/12                        400                398
       5.450%, 07/30/14                        470                462
       5.450%, 07/30/15                        900                873
     Cassia & Twin Falls Counties, Joint
       School District # 151 GO, FGIC
       5.375%, 08/01/14                      1,000                975
       5.375%, 08/01/16                      1,000                957
     Elks, Health Facility Authority RB,
       Hospital Rehab Project
       5.000%, 07/15/08                        250                223
       5.125%, 07/15/13                        500                413
       5.450%, 07/15/23                        715                553
     Elmore County, School District # 193,
       Mountain Home GO, AMBAC
       5.000%, 07/31/10                        400                390

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Fremont & Madison Counties, School
       District # 215, St. Anthony GO, FSA
       5.600%, 08/01/14                     $  125             $  125
       5.600%, 08/01/15                        765                757
     Gooding  &  Lincoln  Counties,
       Joint School District
       # 231 GO, FSA,
       Pre-refunded @ 100 (A)
       6.250%, 02/01/12                        130                137
     Idaho Health Facilities Holy Cross
       Health Systems, MBIA
       5.000%, 12/01/18                        500                431
       5.000%, 12/01/28                         40                 33
     Idaho Health Facs Auth Rev
       Inflos-Ref-Ihc Hosps ETM
       6.650%, 02/15/21                        150                161
     Idaho State Building Authority
       RB, MBIA
       5.600%, 09/01/05                        100                103
     Idaho State Building Authority RB,
       Series A, MBIA
       5.000%, 09/01/21                      1,150                986
     Idaho State Health Facility Authority
       RB, Bannock Regional Medical Draft
       5.250%, 05/01/14                        250                208
     Idaho State Health Facility Authority
       RB, Magic Valley Regional
       Medical Center, AMBAC
       5.625%, 12/01/13                        200                200
     Idaho State Health Facility Authority
       RB, Mercy Medical Center,
       Pre-refunded @ 102 (A)
       6.200%, 11/15/12                        130                137
     Idaho State Health Facility Authority
       RB, St. Alphonsus Regional Medical
       Center, Pre-refunded @ 102 (A)
       6.100%, 12/01/07                        100                105
     Idaho State Housing & Finance
       Association RB, AMT
       6.150%, 01/01/28                        960                929
     Idaho State Housing & Finance
       Association RB, SFM
       4.950%, 07/01/11                        365                340
     Idaho State Housing and Finance
       Association RB, SFM - Mezz
       Series I-2, AMT
       5.200%, 07/01/20                        500                436

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2000
Statement of Net Assets
Idaho Municipal Bond Fund (concluded)

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Idaho State Health Facilities Authority
       Holy Cross Health System Rev
       Callable @ 101 (A),
       RB, MBIA
       5.250%, 06/01/08                     $  500             $  473
     Idaho State University RB,
       Student Facility Fee, FSA
       6.500%, 04/01/15                        865                917
     Idaho State University RB,
       Student Facility Fee, MBIA
       4.900%, 04/01/17                        500                436
     Jefferson County, School District
       # 253 GO, MBIA
       5.500%, 08/01/15                        240                235
     Jerome, Lincoln & Gooding Counties
       GO, FSA
       5.000%, 07/31/12                        290                277
     Kootenai County, Idaho School District
       #273 GO, AMBAC
       5.000%, 07/30/17                        170                151
     Lewis-Clark State College, Refunding
       Improvements RB, MBIA
       5.200%, 04/01/17                        250                231
     Madison County GO, FSA
       5.400%, 08/01/15                        420                407
     Madison County, Idaho Memorial
       Hospital Board RB, Asset Guaranty
       5.000%, 12/01/18                        250                212
     McCall, Water RB, Parity Lien, FSA
       5.750%, 03/01/07                        215                223
       5.850%, 03/01/16                        500                498
     Meridian GO, FSA
       5.000%, 08/01/15                        290                264
     Nez Perce County, Pollution Control
       RB, Potlatch Corporation Project
       6.000%, 10/01/24                      1,000                914
     Oneida County, School District
       # 351 GO, MBIA
       5.000%, 07/31/15                        375                341
     Payette County, School District
       # 372 GO
       6.250%, 07/30/10                        365                395
     Payette County, School District
       # 372 GO, Asset Guaranty,
       Pre-refunded @ 100 (A)
       6.750%, 07/31/09                        100                106

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   IDAHO -- (CONTINUED)
     Southern Idaho Regional Solid
       Waste Project COP
       5.450%, 11/01/13                     $  500             $  496
     Teton County, School District
       # 401 GO, FSA
       5.500%, 08/01/10                        400                406
     Twin Falls & Cassia Counties, Joint
       School District # 418 GO, MBIA
       5.450%, 08/01/15                        145                141
     Twin Falls County, School District
       # 413 GO, Class A, AMBAC
       5.250%, 07/30/13                        400                388
       5.250%, 07/30/14                        420                403
     Twin Falls County, School District
       # 415 GO, Asset Guaranty
       5.500%, 08/01/15                        195                187
     University of Idaho, Student Fee
       RB, MBIA
       5.650%, 04/01/22                        500                488
     University of Idaho, Student Fee
       RB, FSA
       5.850%, 04/01/11                        700                718
       6.000%, 04/01/26                        500                486
                                                             --------
                                                               29,776
                                                             --------
   PUERTO RICO -- 6.9%
     Puerto Rico Commonwealth GO
       5.750%, 07/01/17                        250                245
     Puerto Rico Commonwealth Highway
       and Transportation Authority
       Highway RB, FSA
       6.250%, 07/01/13                        400                429
       6.250%, 07/01/14                        500                533
       6.250%, 07/01/16                        735                777
     Puerto Rico Commonwealth Highway
       and Transportation Authority
       Highway RB, MBIA
       5.500%, 07/01/26                        250                232
                                                             --------
                                                                2,216
                                                             --------
TOTAL MUNICIPAL BONDS
   (Cost $33,962)                                              31,992
                                                             --------
TOTAL INVESTMENTS -- 99.7%
   (Cost $33,962)                                              31,992
                                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.3%                          97
                                                             --------

                                                             (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

-------------------------------------------------------------------------------
                                                                MARKET
DESCRIPTION                                                   VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio  Shares of  Institutional
  Class  (unlimited  authorization
  -- no par value) based on 2,178,119
 outstanding shares of beneficial
 interest                                                     $22,412
Portfolio  Shares of Retail
  Class A (unlimited authorization
  -- no par value) based on
 892,559 outstanding shares
 of beneficial interest                                         9,466
Portfolio Shares of Retail Class B
  (unlimited authorization  --
   no par value) based on
   193,082 outstanding shares
   of beneficial interest                                       2,110
Accumulated net realized gain on investments                       71
Net unrealized depreciation on investments                     (1,970)
                                                             --------
TOTAL NET ASSETS -- 100.0%                                    $32,089
                                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                       $9.82
                                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A                            $9.85
                                                             ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A ($9.85 / 96%)                                $10.26
                                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B                            $9.86
                                                             ========

--------------------------------------------------------------------------------
(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT --  ALTERNATIVE MINIMUM TAX
ASSETG -- ASSET GUARANTY
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SFM -- SINGLE FAMILY MORTGAGE


--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
[PIE CHART OMITTED]
PLOT POINTS FOLLOW:

CASH
EQUIVALENTS   2.5%
GENERAL
OBLIGATIONS    18%
REVENUE
BONDS        79.5%

% OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------------------------------
                                                FACE         MARKET
DESCRIPTION                               AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.0%
   ALABAMA -- 0.1%
     Alabama State Housing Finance
       Authority RB, Series B,
       AMT, GNMA
       6.100%, 10/01/20                         $  105          $ 102
                                                                -----
   ALASKA -- 5.9%
     Alaska State Housing Finance
       RB, MBIA
       6.100%, 12/01/37                            370            358
     Alaska State Housing Finance RB,
       Series A, GOC
       5.700%, 12/01/29                            500            461
     Alaska State Student Loan RB,
       Series A, AMBAC, AMT
       5.750%, 07/01/14                            400            389
     Alaska State Veterans Housing RB,
       1st Series, GNMA
       5.400%, 12/01/23                            385            347
     Valdez, Marine Term RB, Mobil
       Pipeline Project
       5.750%, 11/01/28                          1,000            902
     Valdez, Marine Term RB, Mobil
       Pipeline Project, Series A
       5.850%, 08/01/25                          1,000            920

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2000
Statement of Net Assets
Municipal Bond Fund (continued)

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   ALASKA -- (CONTINUED)
     Valdez, Marine Term RB, Mobil
       Pipeline Project, Series B
       5.500%, 10/01/28                     $1,000           $    870
                                                             --------
                                                                4,247
                                                             --------
   ARIZONA -- 1.1%
     Maricopa County, Elementary
       School District # 068 GO,
       Alhambra, AMBAC
       5.100%, 07/01/11                        500                482
     Maricopa County, Health Facilites
       Authority RB, Catholic
       Healthcare West Project
       5.000%, 07/01/16                        400                307
                                                             --------
                                                                  789
                                                             --------
   ARKANSAS -- 0.7%
     Independence County, Pollution Control
        RB, Power & Light Project
       6.250%, 01/01/21                        500                492
                                                             --------
   CALIFORNIA -- 3.6%
     California State Tri-City Hospital District
       RB, Series A, MBIA
       5.625%, 02/15/17                      1,010                975
     Los Angeles, Wastewater System RB,
       Series A
       5.875%, 06/01/24                        160                155
     Northern California Power Agency RB,
       AMBAC, Pre-refunded @ 100 (A)
       7.500%, 07/01/23                        720                854
     Sacramento, Municipal Utility RB,
       Serial E, AMBAC
       5.750%, 05/15/22                        130                125
     San Francisco, Airport Improvement
       RB, United Airlines, ETM
       8.000%, 07/01/13                        290                332
     San Francisco, City & County RB,
       Series A, GNMA
       7.125%, 10/01/16                        120                124
                                                             --------
                                                                2,565
                                                             --------
   COLORADO -- 4.3%
     Colorado Edl & Cultural Facs Auth
       Rev Charter School - Core Knowledge
       PJ, RB
       7.000%, 11/01/29                        200                194

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   COLORADO -- (CONTINUED)
     Colorado State Board of Agriculture RB,
       University of Southern Colorado
       8.250%, 05/01/03                     $  100              $ 101
     Denver City & Cnty Sch Dist No 1,
       GO, FGIC
       5.250%, 12/01/17                        500                456
     Denver City & County Airport,
       RB, MBIA
       5.500%, 11/15/25                        500                453
     Denver, City & County RB, The Boston
       Loft Project, Series A, AMT, FHA
       5.750%, 10/01/27                        500                459
     Douglas & Elbert Counties, Douglas
       County School District,
       No. Re 1, GO, FGIC
       5.250%, 12/15/15                      1,000                925
     Summit County, Sports Facilities RB,
       Keystone Resorts Project
       7.375%, 09/01/10                        420                464
                                                             --------
                                                                3,052
                                                             --------
   CONNECTICUT -- 1.0%
     Connecticut State, Health & Educational
       Facilities Authority RB, Trinity College,
       Series E, MBIA
       5.875%, 07/01/26                        155                150
     Connectitcut State, Health & Elder
       Facility Revenue New Britain General
       Hospital, Series B, Loc: AMBAC
       6.000%, 07/01/24                        115                112
     Waterbury, Housing Authority RB,
       Section 8, Project A, GNMA
       5.850%, 02/01/37                        500                471
                                                             --------
                                                                  733
                                                             --------
   FLORIDA -- 1.5%
     Boynton Beach, Housing RB,
       Clipper Cove Apartments
       6.450%, 01/01/27                        505                515
     Florida State Housing Finance Agency
       RB, Glen Oaks Apartment Project,
       AMT, FNMA
       5.900%, 02/01/30                        500                471
     Florida State University Housing Facility
       RB, MBIA
       5.875%, 05/01/14                        100                101
                                                             --------
                                                                1,087
                                                             --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   GEORGIA -- 3.7%
     Atlanta, Water and Wastewater Revenue
       RB, Series A, FGIC
       5.500%, 11/01/22                     $1,000              $ 927
     Fulton County Housing Authority,
       Multi-Family Housing RB, Concorde
       Place Apartments Proj-C, AMT
       6.900%, 01/01/28                        500                550
     Georgia State Housing & Finance
       Authority RB, Homeownership
       Opportunity Program, Series C, FHA
       6.500%, 12/01/11                        295                303
     Georgia State Housing & Finance
       Authority RB, Subseries B2, AMT
       5.850%, 12/01/28                        495                460
     Smyra, Hospital Authority RB,
       Ridgeview Institute Project
       6.000%, 11/01/28                        500                402
                                                             --------
                                                                2,642
                                                             --------
   HAWAII -- 0.6%
     Hawaii State Housing Finance &
       Development RB, Series A,
       FNMA, AMT
       5.750%, 07/01/30                        500                456
                                                             --------
   IDAHO -- 1.3%
     Idaho State Health Facilities Authority
       RB, Bannock Regional Medical
       Center Project
       6.125%, 05/01/25                        465                407
     Nez Perce County, Pollution Control
       RB, Potlatch Corporation Project
       6.000%, 10/01/24                        545                498
                                                             --------
                                                                  905
                                                             --------
   ILLINOIS -- 6.9%
     Bryant, Pollution Control RB,
       Central Illinois Light Company
       5.900%, 08/01/23                      1,000                906
     Chicago Board of Education,
       School Reform Board GO,
       Series A, FGIC
       5.500%, 12/01/26                        500                461
     Chicago, Housing RB, Bryne Mawr/Belle
       Project, AMT, GNMA
       6.125%, 06/01/39                        500                492

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   ILLINOIS -- (CONTINUED)
     Illinois State Housing Development
       Authority RB, Section 8, HUD
       7.000%, 07/01/17                     $  235              $ 235
     Illinois State, Sales Tax RB, Series P
       6.500%, 06/15/22                      1,255              1,319
     Jackson and Williamson Counties,
       Community High School GO, AMBAC
       6.250%, 12/01/15                        500                511
     Rockford, Faust Landmark Apartments
       RB, Series A, MBIA, AMT
       6.750%, 01/01/18                      1,000              1,035
                                                             --------
                                                                4,959
                                                             --------
   INDIANA -- 1.6%
     Hammod, Multi-School Building
       RB, FGIC
       6.125%, 07/15/19                        720                711
     Indiana State Toll Financial
       Authority RB
       6.000%, 07/01/13                         25                 25
     Indianapolis, Local Public Improvement
       Bond Bank RB, MERC
       6.000%, 01/10/20                        290                283
     Petersburg, Pollution Control RB,
       Indianapolis Power & Light
       6.625%, 12/01/24                        105                109
                                                             --------
                                                                1,128
                                                             --------
   IOWA -- 2.3%
     Iowa City, Sewer RB, MBIA
       5.750%, 07/01/21                      1,000                962
     Iowa State Finance Authority RB,
       Series F, GNMA
       5.700%, 01/01/27                        485                450
     Iowa State Hospital Facility RB,
       Series N, FSA
       6.250%, 02/15/22                        200                202
                                                             --------
                                                                1,614
                                                             --------
   KENTUCKY -- 0.7%
     Kentucky State Economic
       Development RB, Appalachian
       Hospital System
       5.875%, 10/01/22                        500                378
     University of Louisville Consolidated
       Educational Building RB, Series H
       5.875%, 05/01/11                        100                103
                                                             --------
                                                                  481
                                                             --------

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2000
Statement of Net Assets
Municipal Bond Fund (continued)

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   LOUISIANA -- 1.2%
     Louisiana State, Stadium & Expo
       District RB, Series B, FGIC
       5.000%, 07/01/26                     $1,000           $    831
                                                             --------
   MAINE -- 1.3%
     Maine State Housing Authority RB,
       Series D2, AMT
       5.900%, 11/15/25                      1,000                940
                                                             --------
   MASSACHUSETTS -- 0.8%
     Massachusetts State Health &
       Educational Facilities Authority
       RB, Melrose-Wakefield Hospital,
       Series B, ETM, GOH
       5.875%, 07/01/18                        200                203
     Massachusetts State Water Pollution
       Abatement Tr Water Pollution
       Mwra Prog-Sub-Ser A
       6.000%, 08/01/23                        400                392
                                                             --------
                                                                  595
                                                             --------
   MINNESOTA -- 0.7%
     Minneapolis & St. Paul Minnesota
       Housing & Redevelopment Authority
       Health Care Group Health Plan
       6.900%, 10/15/22                        500                492
                                                             --------
   MISSOURI -- 1.8%
     Boone County, Waterworks System RB,
       Public Water Supply District No. 7
       5.500%, 05/01/29                        500                429
     Missouri State Health & Education
       Facilities RB, SSM Health Care
       Projects, Series B, ETM, MBIA
       7.000%, 06/01/15                        650                650
     Springfield, Public Building
       Leasehold RB, FSA
       5.900%, 11/01/14                        200                204
                                                             --------
                                                                1,283
                                                             --------
   NEBRASKA -- 0.2%
     Lincoln-Lancaster Counties Public
       Building Commission, Tax Supported
       Lease Rental, RB
       6.000%, 10/15/26                        150                149
                                                             --------

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   NEVADA -- 2.1%
     Nevada State GO, Project # 32, ETM
       7.000%, 08/01/10                     $1,000           $  1,032
     Nevada State Housing Division RB,
       Issue C-1, FHA
       6.500%, 10/01/16                        190                192
     Nevada State Housing Division RB,
       Saratoga Palms, AMT, E172 FNMA
       6.250%, 10/01/16                        280                282
                                                             --------
                                                                1,506
                                                             --------
   NEW HAMPSHIRE -- 1.7%
     Higher Educational & Health Facilities
       Authority, Androscoggin Valley
       Hospital RB
       5.800%, 11/01/27                      1,500              1,249
                                                             --------
   NEW JERSEY -- 0.2%
     New Jersey State Health Care Facility
       Financing Authority RB, Raritan
       Bay Center
       7.250%, 07/01/27                        140                122
                                                             --------
   NEW MEXICO -- 1.1%
     Carlsbad, Housing RB, Colonial Hillcrest
       7.375%, 08/01/27                        375                360
     Southeastern New Mexico Affordable
       Housing RB, Casa Hermosa Apartments
       7.250%, 12/01/27                        430                393
                                                             --------
                                                                  753
                                                             --------
   NEW YORK -- 7.2%
     New York City Industrial Development
       Agency RB
       11.250%, 05/01/04                       400                412
     New York State Dorm Authority
       RB, FHA
       6.000%, 08/01/36                        875                813
     New York State Dorm Authority RB,
       Menorah Campus, FHA
       6.100%, 02/01/37                      1,000                950
     New York State Ideal Senior Living
       Center Housing RB, FHA
       5.900%, 08/01/26                        500                469
     New York State Local Government
       Assistance RB, Series A, GO
       6.000%, 04/01/24                        280                270

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   NEW YORK -- (CONTINUED)
     New York State Medical Care
       Facilities RB, MBIA
       Pre-refunded @ 102 (A)
       6.500%, 08/15/24                     $  100              $ 108
     New York State Metropolitan Transit
       Authority RB, Series C1
       5.625%, 07/01/27                      1,000                908
     New York State Unrefunded Balance
       GO, Series E
       6.000%, 08/01/26                        270                259
     Newark-Wayne, Community Hospital RB
       7.600%, 09/01/15                        485                492
     United Nations Development RB,
       Series B
       5.600%, 07/01/26                        500                446
                                                             --------
                                                                5,127
                                                             --------
   NORTH CAROLINA -- 3.0%
     North Carolina State Eastern Municipal
       Power Agency RB, Catawba Electric,
       Series B
       6.000%, 01/01/20                        500                463
     North Carolina State Eastern Municipal
       Power Agency RB, Series A, ETM
       4.000%, 01/01/18                        375                300
     North Carolina State Eastern Municipal
       Power Agency RB, Series A,
       Pre-refunded @ 100 (A)
       6.000%, 01/01/26                      1,000              1,020
     North Carolina State Medical Care
       Commission, Firsthealth of
       Carolinas RB
       4.750%, 10/01/26                        500                386
                                                             --------
                                                                2,169
                                                             --------
   NORTH DAKOTA -- 1.1%
     Fargo, Housing RB
       7.125%, 02/01/26                        255                231
     North Dakota State Housing Finance
       Agency RB, Series C, AMT
       5.950%, 07/01/17                        265                259
       6.100%, 07/01/28                        335                322
                                                             --------
                                                                  812
                                                             --------

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   OHIO -- 5.1%
     Butler County, Hospital Facility RB,
       Middletown Hospital
       5.000%, 11/15/28                     $  500              $ 368
     Erie County, Franciscan Service RB,
       Providence Hospital
       6.000%, 01/01/13                      1,000                953
     Johnstown, Waterworks System RB
       6.000%, 12/01/17                        250                235
     Mason, Tax Increment Financing Rev,
       J. W. Harris Development Ltd Project
       5.300%, 12/01/18                        600                525
     Montgomery County, Hospital RB,
       Grandview Hospital & Medical Center
       5.250%, 12/01/00                        675                681
     Montgomery County, Special Assessment
       RB, Montgomery Woods Project
       6.000%, 12/01/17                         76                 75
     Oak Hills, Local School District GO,
       Series A
       5.700%, 12/01/25                        500                469
     Perrysburg, School District GO,
       Exempt Village School District
       5.350%, 12/01/25                        400                359
                                                             --------
                                                                3,665
                                                             --------
   OREGON -- 0.6%
     Oregon State, Economic Development RB,
       Georgia Pacifice Corporation Project
       Series 183, AMT
       5.700%, 12/01/25                        500                429
                                                             --------
   PENNSYLVANIA -- 7.2%
     Allegheny County, Hospital
       Development Authority RB,
       St. Francis Medical Center
       5.750%, 05/15/17                        500                414
     Allentown, Hospital Authority RB,
       Sacred Heart Hospital of Allentown,
       Series A
       6.750%, 11/15/14                        500                478
     Dauphin County, General Authority
       Office RB, Forum Pl, Series A
       6.000%, 01/15/25                        500                433
     Delaware County, Hospital Authority
       RB, Crozer-Chester Medical Center
       6.000%, 12/15/20                        500                426

                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2000
Statement of Net Assets
Municipal Bond Fund (continued)

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   PENNSYLVANIA -- (CONTINUED)
     Pennsylvania State GO
       9.000%, 10/01/00                     $  100              $ 100
     Pennsylvania State Housing Finance
       Agency RB, Series 39B, AMT
       6.875%, 10/01/24                        750                766
     Pennsylvania State Housing Finance
       Agency RB, Series 59A, AMT
       5.800%, 10/01/29                      1,250              1,152
     Scranton-Lackawanna, Health &
       Welfare Authority RB, Moses
       Taylor Hospital Project
       6.250%, 07/01/20                        500                423
     Warren County, Hospital Authority RB,
       Series A
       6.900%, 04/01/11                        500                499
     Washington County, Canonsburg
       General Hospital Authority RB
       7.350%, 06/01/13                        500                471
                                                             --------
                                                                5,162
                                                             --------
   PUERTO RICO -- 1.4%
     Puerto Rico Commonwealth GO
       5.750%, 07/01/17                      1,000                979
                                                             --------
   RHODE ISLAND -- 2.0%
     Rhode Island Depositors Economic
       Protection Corporation, Special
       Obligation RB, Series A, ETM
       6.375%, 08/01/22                        325                342
     Rhode Island State Housing & Mortgage
       Finance RB, Series 23, AMT
       5.950%, 04/01/29                      1,000                940
     Rhode Island State, Convention Center
       Authority RB, Series A, AMBAC
       5.750%, 05/15/20                        150                144
                                                             --------
                                                                1,426
                                                             --------
   SOUTH CAROLINA -- 1.4%
     South Carolina State Connector 2000
       Association RB, Toll Road Project, (B)
       0.000%, 01/01/31                        500                 43
     University of South Carolina RB, MBIA
       5.750%, 06/01/26                      1,000                956
                                                             --------
                                                                  999
                                                             --------

--------------------------------------------------------------------------------
                                             FACE             MARKET
DESCRIPTION                              AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
   SOUTH DAKOTA -- 0.7%
     South Dakota State Health &
       Education Facilities RB, Huron
       Regional Medical Center
       7.250%, 04/01/20                     $  500           $    494
                                                             --------
   TENNESSEE -- 0.6%
     Nashville & Davidson Counties, Health
        & Education Facility RB, Open
       Arms Development Center, ASSETG
       5.000%, 08/01/12                        500                459
                                                             --------
   TEXAS -- 3.2%
     Beaumont, Multi-Family Housing RB,
       Park Shadows Project, FHA
       6.450%, 06/15/22                        500                484
     Carroll, Independent School
       District GO, PSFG
       6.750%, 08/15/20                        325                355
     Denison, Hospital Authority RB,Texoma
       Medical Center Project
       6.125%, 08/15/17                        700                579
     Harris County, Industrial Development
       RB, Gatx Terminals Project
       6.950%, 02/01/22                        500                514
     Socorro, Independent School District GO
       5.750%, 02/15/21                        200                207
     Texarkana, Health Facilities RB,
       Wadley Regional Medical Center,
       Series B, MBIA
       6.000%, 10/01/17                        160                160
                                                             --------
                                                                2,299
                                                             --------
   UTAH -- 3.3%
     Provo City, Housing Authority RB,
       Lookout Pointe Apartments, GNMA
       5.800%, 07/20/22                        500                471
     Salt Lake City, Water RB, FGIC
       4.100%, 08/01/04                        275                243
     Salt Lake County, Westminster College
       Project, RB
       5.750%, 10/01/27                        410                359
     Utah State Building Ownership Authority
       Lease, RB, Series PG-C, FSA
       5.500%, 05/15/19                        250                235
     Utah State Housing Finance Agency
       RB, FHA
       6.800%, 01/01/12                         95                 97


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   UTAH -- (CONTINUED)
     Weber County, Municipal Building
       Authority RB, MBIA
       5.750%, 12/15/19                     $1,000           $    958
                                                             --------
                                                                2,363
                                                             --------
   VERMONT -- 1.8%
     Vermont State Housing Finance
       Agency RB, Series 9, AMT, MBIA
       6.000%, 05/01/37                        365                343
     Vermont State Student Assistance
       Financing RB, Series B, AMT, FSA
       6.700%, 12/15/12                        900                942
                                                             --------
                                                                1,285
                                                             --------
   VIRGINIA -- 1.3%
     Chesapeake Bay Bridge and Tunnel
       Commission, District RB
       5.500%, 07/01/25                      1,000                929
                                                             --------
   WASHINGTON -- 4.5%
     King County, GO, MBIA
       6.125%, 01/01/33                        110                108
     Seattle Washington Water Systems,
       RB, Series B, FGIC
       6.000%, 07/01/29                        500                481
     Seattle, Low Income Housing Assistance
       Authority RB, Kin On Project,
       Series A, GNMA
       7.400%, 11/20/36                      1,000              1,096
     Snohomish County, Public Utility RB,
       District # 001, FGIC
       6.000%, 01/01/18                        220                216
     Stevens County, Water Power RB,
       Kettle Project
       6.000%, 12/01/23                        110                102
     Washington State Development RB,
       Tramco Project, AMT
       6.000%, 08/01/23                        820                746
     Washington State, General Obligation,
       Series B & At-7
       6.400%, 06/01/17                        250                264
     Washington State, Housing Finance RB,
       Seattle University Auxiliary Services
       Project, BANKAM
       5.300%, 07/01/31                        250                214
                                                             --------
                                                                3,227
                                                             --------

--------------------------------------------------------------------------------
                                         FACE AMOUNT          MARKET
DESCRIPTION                             (000)/SHARES        VALUE (000)
--------------------------------------------------------------------------------
   WEST VIRGINIA -- 0.2%
     West Virginia State, Hospital
       Financing Authority RB, Fairmont
       General Hospital, GOH
       6.750%, 03/01/14                     $  140           $    134
                                                             --------
   WISCONSIN -- 2.4%
     Wisconsin State GO, Series D, AMT
       5.800%, 05/01/20                        145                136
     Wisconsin State Health & Education
       Facilities RB, Franciscan
       Skemp Medical Center
       6.125%, 11/15/15                      1,000              1,011
     Wisconsin State Housing & Economic
       Development RB, Series A, GO
       6.000%, 09/01/15                        550                542
                                                             --------
                                                                1,689
                                                             --------
   WYOMING -- 2.6%
     Jackson, National Rural Utilities RB,
       Gas Supply, Series B, AMT
       5.875%, 05/01/26                        500                465
     Wyoming State Community Development
       Authority RB, Series 4, AMT
       5.850%, 06/01/28                        425                392
     Wyoming State Community Development
       Authority RB, Series A, FHA
       6.000%, 06/01/23                      1,000                979
                                                             --------
                                                                1,836
                                                             --------
TOTAL MUNICIPAL BONDS
   (Cost $74,808)                                              68,655
                                                             --------

MUTUAL FUNDS -- 1.4%
     Managed Municipals Portfolio Fund      55,000                516
     Morgan Stanley Dean Witter
       Municipal Income II                  25,000                203
     Morgan Stanley Dean Witter
       Municipal Premium Income             40,000                308
                                                             --------
TOTAL MUTUAL FUNDS
   (Cost $1,207)                                                1,027
                                                             --------


                                                                     (CONTINUED)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 1999
Statement of Net Assets
Municipal Bond Fund (concluded)

--------------------------------------------------------------------------------
                                              FACE            MARKET
DESCRIPTION                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 1.1%
     SEI Institutional Tax-Free Portfolio     $768           $    768
                                                             --------
TOTAL CASH EQUIVALENTS
   (Cost $768)                                                    768
                                                             --------
TOTAL INVESTMENTS -- 98.5%
   (Cost $76,783)                                              70,450
                                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 1.5%                       1,105
                                                             --------

NET ASSETS:
Portfolio  Shares of Institutional
 Class (unlimited  authorization
 -- no par value) based on
 6,955,032 outstanding shares
 of beneficial interest                                        69,807
Portfolio  Shares of Retail
 Class A (unlimited authorization
 -- no par value) based
 on 523,451 outstanding shares
 of beneficial interest                                         5,247
Portfolio Shares of Retail
 Class B (unlimited authorization
 -- no par value) based on
 300,021 outstanding shares
 of beneficial interest                                         3,050
Accumulated net realized loss on investments                     (216)
Net unrealized depreciation on investments                     (6,333)
                                                             --------
TOTAL NET ASSETS -- 100.0%                                    $71,555
                                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                       $9.20
                                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS A                            $9.20
                                                             ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS A (9.20 / 96%)                                  $9.58
                                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS B                            $9.20
                                                             ========

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) ZERO COUPON SECURITY
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ASSETG -- ASSET  GUARANTY
BANKAM -- BANK OF AMERICA
ETM --  ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL  SECURITY  ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
GOH -- ENERAL OBLIGATION OF HOSPITAL
HUD  --  DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
MERC -- MERCHANTS NATIONAL B&T
MBIA --  MUNICIPAL  BOND  INSURANCE ASSOCIATION
PSFG -- PERMANENT SCHOOL FUND GUARANTEED
RB -- REVENUE BOND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE YEAR ENDED JANUARY 31, 2000                        THE ACHIEVEMENT FUNDS

Statements of Operations (000)
---------------------------------------------------------------------------------------------------------------------


                                                                                   SHORT       IDAHO
                                                                  INTERMEDIATE      TERM      MUNICIPAL    MUNICIPAL
                                            EQUITY      BALANCED     TERM BOND      BOND        BOND         BOND
                                             FUND         FUND         FUND         FUND        FUND         FUND
                                           =======     =========  ============    ======      =========   ==========
INCOME:
   Dividend Income                         $ 2,363      $ 1,345      $     --      $   --     $   --      $    --
   Interest Income                             253        4,698        10,820       2,151      2,023        4,334
                                           -------      -------      --------      ------     -------     -------
      Total Income                           2,616        6,043        10,820       2,151      2,023        4,334
                                           -------      -------      --------      ------     -------     -------
EXPENSES:
   Administrative Fees                         580          441           333          70        100          152
   Less: Waiver of Administrative Fees          --           --            --          --        (23)          --
   Investment Advisory Fees                  2,146        1,631           999         210        231          455
   Less: Waiver of Investment
      Advisory Fees                           (386)        (337)         (295)       (111)       (92)        (139)
   Custodian/Transfer Agent Fees                58           52            55          48         48           50
   Professional Fees                            49           54            37           7          7           14
   Pricing Fees                                 11            9             8           2          2            3
   Registration & Filing Fees                   81           74            59          19          4           14
   Printing Fees                                40           31            30           6          6           11
   Trustee Fees                                 19           15            14           3          3            6
   Distribution Fees - Retail A                 31           10             4           1         27           16
   Distribution Service Fees - Retail B         26           18            --          --         21           25
   Less: Waiver of Distribution
      Service Fees - Retail B                   --           --            --          --         (2)          (2)
   Interest and Other Expenses                   2            2             1          --         --           --
   Amortization of Deferred
      Organizational Costs                      11           12             7           8          3            3
                                           -------      -------      --------      ------     -------     -------
   Total Expenses                            2,668        2,012         1,252         263        335          608
                                           -------      -------      --------      ------     -------     -------
   Net Investment Income (Loss)                (52)       4,031         9,568       1,888      1,688        3,726
                                           -------      -------      --------      ------     -------     -------
   Net Realized Gain (Loss) on
      Investments                           34,174       16,943          (686)        (96)       307         (215)
   Net Change in Unrealized
      (Depreciation) of Investments         (5,477)      (7,944)      (13,228)       (740)    (4,057)      (8,145)
                                           -------      -------      --------      ------     -------     -------
   Net Realized and Unrealized Gain
      (Loss) on Investments                 28,697        8,999       (13,914)       (836)    (3,750)      (8,360)
                                           -------      -------      --------      ------     -------     -------
   Increase (Decrease) in Net Assets
      Resulting from Operations            $28,645      $13,030      $ (4,346)     $1,052     $(2,062)    $(4,634)
                                           =======      =======      ========      ======     =======     =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Statements of Changes in Net Assets (000)
----------------------------------------------------------------------------------------------------------------

                                                                      EQUITY                      BALANCED
                                                                       FUND                         FUND
                                                               ====================         ===================

                                                               2/1/99        2/1/98          2/1/99      2/1/98
                                                                 TO            TO              TO          TO
                                                               1/31/00       1/31/99         1/31/00     1/31/99
                                                               --------      --------        --------   --------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                              $    (52)     $    804        $  4,031    $  3,991
   Net Realized Gain (Loss) on Investments                     34,174         7,176          16,943       4,336
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments               (5,477)       47,621          (7,944)     22,563
                                                             --------      --------        --------    --------
Increase (Decrease) in Net Assets
   Resulting From Operations                                   28,645        55,601          13,030      30,890
                                                             --------      --------        --------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                          --          (898)         (3,893)     (3,959)
      Retail Class A                                               --           (20)            (66)        (81)
      Retail Class B (1)                                           --            (1)            (15)         (7)
   Capital Gains:
      Institutional Class                                     (22,333)      (10,727)        (10,917)    (11,946)
      Retail Class A                                           (1,024)         (476)           (209)       (260)
      Retail Class B (1)                                         (223)          (80)           (107)        (73)
                                                             --------      --------        --------    --------
Total Distributions                                           (23,580)      (12,202)        (15,207)    (16,326)
                                                             --------      --------        --------    --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                              53,201        67,365          10,018      26,031
      Reinvestment in Lieu of Cash Distributions                6,462         3,277          14,758      15,867
      Cost of Shares Redeemed                                 (52,486)      (37,215)        (24,348)    (16,968)
                                                             --------      --------        --------    --------
Total Institutional Class Transactions                          7,177        33,427             428      24,930
                                                             --------      --------        --------    --------
   Retail Class A:
      Proceeds from Shares Issued                               1,995         3,075             561         910
      Reinvestment in Lieu of Cash Distributions                1,018           491             270         335
      Cost of Shares Redeemed                                  (2,327)       (2,990)         (1,086)     (1,022)
                                                             --------      --------        --------    --------
Total Retail Class A Transactions                                 686           576            (255)        223
                                                             --------      --------        --------    --------
   Retail Class B (1):
      Proceeds from Shares Issued                               1,161         1,985             865       1,364
      Reinvestment in Lieu of Cash Distributions                  204            79             118          80
      Cost of Shares Redeemed                                    (615)          (76)           (391)        (22)
                                                             --------      --------        --------    --------
Total Retail Class B Transactions                                 750         1,988             592       1,422
                                                             --------      --------        --------    --------
Net Increase (Decrease) in Net
   Assets from Share Transactions                               8,613        35,991             765      26,575
                                                             --------      --------        --------    --------
Total Increase (Decrease) in Net Assets                        13,678        79,390          (1,412)     41,139
NET ASSETS:
   Beginning of Period                                        284,646       205,256         220,759     179,620
                                                             --------      --------        --------    --------
   End of Period                                             $298,324      $284,646        $219,347    $220,759
                                                             ========      ========        ========    ========

SHARES ISSUED AND REDEEMED:
   Institutional Class
      Shares Issued                                             2,875         4,301             711       1,965
      Shares Issued in Lieu of Cash Distributions                 346           228           1,042       1,238
      Shares Redeemed                                          (2,815)       (2,275)         (1,727)     (1,257)
                                                             --------      --------        --------    --------
Total Institutional Class Share Transactions                      406         2,254              26       1,946
                                                             --------      --------        --------    --------
   Retail Class A
      Shares Issued                                               110           191              40          67
      Shares Issued in Lieu of Cash Distributions                  55            34              19          26
      Shares Redeemed                                            (125)         (191)            (77)        (79)
                                                             --------      --------        --------    --------
Total Retail Class A Share Transactions                            40            34             (18)         14
                                                             --------      --------        --------    --------
   Retail Class B (1)
      Shares Issued                                                64           121              62         102
      Shares Issued in Lieu of Cash Distributions                  11             6               8           6
      Shares Redeemed                                             (33)           (5)            (28)         (2)
                                                             --------      --------        --------    --------
Total Retail Class B Share Transactions                            42           122              42         106
                                                             --------      --------        --------    --------
Net Increase (Decrease) in Share Transactions                     488         2,410              50       2,066
                                                             ========      ========        ========    ========
(1) COMMENCED OPERATIONS ON MAY 8, 1998.
    AMOUNTS  DESIGNATED  AS "--" ARE  EITHER $0 OR HAVE BEEN  ROUNDED TO $0.
 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
42



                                                                                             THE ACHIEVEMENT FUNDS

 -----------------------------------------------------------------------------------------------------------------
      INTERMEDIATE                      SHORT TERM                       IDAHO                     MUNICIPAL
     TERM BOND FUND                     BOND FUND                   MUNICIPAL BOND                 BOND FUND
 ======================            =====================         =====================        ====================
  2/1/99        2/1/98             2/1/99        2/1/98          2/1/99        2/1/98         2/1/99       2/1/98
    TO            TO                 TO            TO              TO            TO             TO           TO
  1/31/00       1/31/99            1/31/00       1/31/99         1/31/00       1/31/99        1/31/00      1/31/99
 --------      --------            -------       -------         --------      -------        --------     -------
 $  9,568     $  9,497            $ 1,888      $ 2,523          $ 1,688      $  1,581        $ 3,726     $  3,423
     (686)         631                (96)         (37)             307           175           (215)       1,093

  (13,228)       1,632               (740)        (113)          (4,057)          304         (8,145)        (428)
 --------     --------            -------      -------          -------      --------        -------     --------

   (4,346)      11,760              1,052        2,373           (2,062)        2,060         (4,634)       4,088
 --------     --------            -------      -------          -------      --------        -------     --------


   (9,489)      (9,367)            (1,880)      (2,515)          (1,157)       (1,139)        (3,332)      (2,984)
      (79)        (129)                (8)          (8)            (456)         (420)          (308)        (389)
       --           --                 --           --              (76)          (21)           (99)         (37)

       --           --                 --           --             (175)         (115)          (114)      (1,076)
       --           --                 --           --              (73)          (52)            (9)        (126)
       --           --                 --           --              (16)           (5)            (4)         (34)
 --------     --------            -------      -------          -------      --------        -------     --------
   (9,568)      (9,496)            (1,888)      (2,523)          (1,953)       (1,752)        (3,866)      (4,646)
 --------     --------            -------      -------          -------      --------        -------     --------


   42,116       41,264              9,166       10,145            4,616         9,011         15,133       16,704
    1,440        1,585              1,148        1,135               28            22            114           31
  (38,746)     (38,279)           (15,554)     (24,033)          (7,530)       (8,364)       (12,005)     (11,037)
 --------     --------            -------      -------          -------      --------        -------     --------
    4,810        4,570             (5,240)     (12,753)          (2,886)          669          3,242        5,698
 --------     --------            -------      -------          -------      --------        -------     --------

      234          903                 15           42              273         3,022          1,771          851
       78          126                  8            7              529           465            317          514
     (734)      (2,093)                (8)        (104)          (2,593)       (1,167)        (3,777)      (4,024)
 --------     --------            -------      -------          -------      --------        -------     --------
     (422)      (1,064)                15          (55)          (1,791)        2,320         (1,689)      (2,659)
 --------     --------            -------      -------          -------      --------        -------     --------

       --           --                 --           --            1,187         1,419            999        2,195
       --           --                 --           --               70            15             90           68
       --           --                 --           --             (478)         (103)          (287)         (15)
 --------     --------            -------      -------          -------      --------        -------     --------
       --           --                 --           --              779         1,331            802        2,248
 --------     --------            -------      -------          -------      --------        -------     --------

    4,388        3,506             (5,225)     (12,808)          (3,898)        4,320          2,355        5,287
 --------     --------            -------      -------          -------      --------        -------     --------
   (9,526)       5,770             (6,061)     (12,958)          (7,913)        4,628         (6,145)       4,729

  170,288      164,518             38,099       51,057           40,002        35,374         77,700       72,971
 --------     --------            -------      -------          -------      --------        -------     --------
 $160,762     $170,288            $32,038      $38,099          $32,089      $ 40,002        $71,555     $ 77,700
 ========     ========            =======      =======          =======      ========        =======     ========

    4,105        3,873                926        1,012              441           835          1,543        1,620
      141          149                116          113                2             2             12            3
   (3,796)      (3,589)            (1,571)      (2,397)            (737)         (777)        (1,226)      (1,066)
 --------     --------            -------      -------          -------      --------        -------     --------
      450          433               (529)      (1,272)            (294)           60            329          557
 --------     --------            -------      -------          -------      --------        -------     --------

       23           85                  1            4               25           279            175           82
        8           12                  1            1               51            43             32           50
      (72)        (196)                (1)         (10)            (253)         (108)          (386)        (388)
 --------     --------            -------      -------          -------      --------        -------     --------
      (41)         (99)                 1           (5)            (177)          214           (179)        (256)
 --------     --------            -------      -------          -------      --------        -------     --------

       --           --                 --           --              110           131            103          212
       --           --                 --           --                7             1              9            7
       --           --                 --           --              (47)           (9)           (29)          (2)
 --------     --------            -------      -------          -------      --------        -------     --------
       --           --                 --           --               70           123             83          217
 --------     --------            -------      -------          -------      --------        -------     --------
      409          334               (528)      (1,277)            (401)          397            233          518
 ========     ========            =======      =======          =======      ========        =======     ========


                                                                                                               43

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period or Year

                          NET
                         ASSET             DISTRIBUTIONS DISTRIBUTIONS  REALIZED AND     NET                   NET       RATIO
                        VALUE,      NET      FROM NET       FROM        UNREALIZED   ASSET VALUE,           ASSETS,END OF EXPENSES
                       BEGINNING INVESTMENT INVESTMENT     CAPITAL      GAINS(LOSSES)   END        TOTAL     OF PERIOD  TO AVERAGE
                       OF PERIOD   INCOME     INCOME        GAINS     ON INVESTMENTS OF PERIOD    RETURN+      (000)    NET ASSETS
                       --------- ---------- ------------ ------------- -------------- ----------  -------   ---------- -----------
EQUITY FUND
===========
INSTITUTIONAL CLASS:
For the years ended
  January 31, 2000***  $18.03        --          --         (1.51)          1.82       $18.34     10.06%     $282,407     0.90%
  January 31, 1999     $15.34      0.06       (0.07)        (0.72)          3.42       $18.03     24.06      $270,397     0.90%
  January 31, 1998     $14.03      0.10       (0.10)        (1.68)          2.99       $15.34     22.14%     $195,500     0.90%
  January 31, 1997     $12.64      0.11       (0.11)        (0.94)          2.33       $14.03     20.00%     $177,234     0.90%
  January 31, 1996     $10.24      0.17       (0.17)        (0.72)          3.12       $12.64     32.55%     $150,957     0.90%

RETAIL CLASS A:
For the year ended
  January 31, 2000***  $18.01     (0.05)         --         (1.51)          1.81       $18.26      9.73%     $ 12,959     1.15%
  January 31, 1999     $15.34      0.02       (0.03)        (0.72)          3.40       $18.01     23.64%     $ 12,064     1.15%
  January 31, 1998     $14.04      0.06       (0.06)        (1.68)          2.98       $15.34     21.78%     $  9,756     1.15%
  January 31, 1997     $12.65      0.08       (0.08)        (0.94)          2.33       $14.04     19.72%     $  4,099     1.15%
For the period ended
  January 31, 1996(1)**$10.52      0.14       (0.15)        (0.72)          2.86       $12.65     32.34%     $  1,769     1.15%

RETAIL CLASS B:
For the year ended
   January 31, 2000*** $17.93     (0.18)         --         (1.51)          1.77       $18.01      8.82%     $  2,958     1.90%
For the period ended
   January 31,1999(2)**$17.26     (0.07)      (0.01)        (0.72)          1.47       $17.93     10.97%*    $  2,185     1.90%

BALANCED FUND
=============
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2000*** $13.99      0.26       (0.26)        (0.74)          0.61       $13.86      6.15%     $213,251     0.90%
   January 31, 1999    $13.10      0.29       (0.29)        (0.86)          1.75       $13.99     16.75%     $214,939     0.90%
   January 31, 1998    $12.01      0.32       (0.30)        (0.64)          1.71       $13.10     17.28%     $175,751     0.90%
   January 31, 1997    $11.79      0.34       (0.35         (0.78)          1.01       $12.01     12.03%     $156,315     0.90%
   January 31, 1996    $10.20      0.39       (0.39         (0.42)          2.01       $11.79     24.15%     $147,357     0.90%

RETAIL CLASS A:
For the years ended
   January 31, 2000*** $13.97      0.22       (0.22)        (0.74)          0.61       $13.84      5.91%     $  4,047     1.15%
   January 31, 1999    $13.08      0.25       (0.26)        (0.86)          1.76       $13.97     16.50%     $  4,339     1.15%
   January 31, 1998    $12.00      0.28       (0.27)        (0.64)          1.71       $13.08     16.92%     $  3,869     1.15%
   January 31, 1997    $11.78      0.31       (0.32)        (0.78)          1.01       $12.00     11.81%     $  2,875     1.15%
For the period ended
   January 31,1996(1)**$10.34      0.32       (0.31)        (0.42)          1.85       $11.78     23.88%*    $  1,664     1.15%

RETAIL CLASS A:
For the year ended
   January 31, 2000*** $13.95      0.12       (0.12)        (0.74)          0.60       $13.81      5.07%     $  2,049     1.90%
For the period ended
   January 31,
     1999(2)**         $14.09      0.11       (0.12)        (0.87)          0.74       $13.95      7.99%*    $  1,481     1.90%



                             RATIO                   RATIO OF
                           OF EXPENSES              NET INCOME
                           TO AVERAGE    RATIO OF   TO AVERAGE
                           NET ASSETS   NET INCOME  NET ASSETS  PORTFOLIO
                           (EXCLUDING   TO AVERAGE  (EXCLUDING  TURNOVER
                            WAIVERS)    NET ASSETS   WAIVERS)     RATE
                           -----------  ----------  ----------  ---------
EQUITY FUND
===========
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2000***        1.03%         --%      (0.13)%     40.22%
   January 31, 1999           1.06%       0.36%       0.20%      74.99%
   January 31, 1998           1.00%       0.63%       0.53%      36.68%
   January 31, 1997           1.07%       0.81%       0.64%      97.14%
   January 31, 1996           1.14%       1.43%       1.19%     103.85%

RETAIL CLASS A:
For the year ended
   January 31, 2000***        1.28%      (0.25)%     (0.38)%     40.22%
   January 31, 1999           1.31%       0.12%      (0.04)%     74.99%
   January 31, 1998           1.28%       0.33%       0.20%      36.68%
   January 31, 1997           1.31%       0.52%       0.36%      97.14%
For the period ended
   January 31, 1996(1)        1.37%       0.99%       0.77%     103.85%

RETAIL CLASS B:
For the year ended
   January 31, 2000***        2.03%      (1.00)%     (1.13)%     40.22%
For the period ended
   January 31, 1999(2)        2.10%      (0.85)%     (1.05)%     74.99%

BALANCED FUND
=============
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2000***        1.05%       1.84%       1.69%      33.27%
   January 31, 1999           1.05%       2.14%       1.99%      54.88%
   January 31, 1998           1.02%       2.49%       2.37%      30.91%
   January 31, 1997           1.07%       2.90%       2.73%      68.11%
   January 31, 1996           1.14%       3.48%       3.24%      59.74%

RETAIL CLASS A:
For the years ended
   January 31, 2000***        1.30%       1.59%       1.44%      33.27%
   January 31, 1999           1.30%       1.90%       1.75%      54.88%
   January 31, 1998           1.27%       2.23%       2.11%      30.91%
   January 31, 1997           1.32%       2.64%       2.47%      68.11%
For the period ended
   January 31, 1996(1)        1.38%       3.06%       2.83%      59.74%

RETAIL CLASS B:
For the year ended
   January 31, 2000***        2.05%       0.84%       0.69%      33.27%
For the period ended
   January 31, 1999(2)**      2.07%       1.00%       0.83%      54.88%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           THE ACHIEVEMENT FUNDS


------------------------------------------------------------------------------------------------------------------------------------

                          NET                                                           NET
                         ASSET             DISTRIBUTIONS DISTRIBUTIONS  REALIZED AND   ASSET                   NET        RATIO
                        VALUE,      NET      FROM NET        FROM        UNREALIZED    VALUE,              ASSETS,END   OF EXPENSES
                       BEGINNING INVESTMENT INVESTMENT     CAPITAL       GAINS(LOSSES) END OF      TOTAL     OF PERIOD  TO AVERAGE
                       OF PERIOD   INCOME     INCOME        GAINS     ON INVESTMENTS   PERIOD     RETURN+     (000)     NET ASSETS
                       --------- ---------- ------------ ------------- -------------- ----------  -------   ---------- -----------
INTERMEDIATE TERM
BOND FUND
=================
INSTITUTIONAL CLASS:
For the years ended
January 31, 2000***     $10.77     0.59      (0.59)           --           (0.86)       $ 9.91     (2.54)%   $159,564     0.75%
   January 31, 1999     $10.63     0.61      (0.61)           --            0.14        $10.77      7.25%    $168,545     0.75%
   January 31, 1998     $10.37     0.62      (0.62)           --            0.26        $10.63      8.82%    $161,742     0.75%
   January 31, 1997     $10.79     0.62      (0.62)           --           (0.42)       $10.37      2.06%    $134,645     0.75%
   January 31, 1996     $10.09     0.71      (0.70)           --            0.69        $10.79     13.62%    $115,307     0.75%

RETAIL CLASS A:
For the years ended
   January 31, 2000***  $10.79     0.56      (0.57)            --          (0.85)       $ 9.93     (2.78)%    $  1,198     1.00%
   January 31, 199      $10.66     0.58      (0.59)            --           0.14        $10.79      6.91%     $  1,743     1.00%
   January 31, 1998     $10.40     0.60      (0.60)            --           0.26        $10.66      8.60%     $  2,776     1.00%
   January 31, 199      $10.82     0.60      (0.60)            --          (0.42)       $10.40      1.80%     $  2,730     1.00%
For the period ended
   January 31,
     1996(1)**          $10.16     0.56      (0.55)            --           0.65        $10.82     13.49%*    $    963     1.00%

SHORT TERM
BOND FUND
==========
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2000***  $10.02     0.54      (0.54)            --           (0.24)      $ 9.78      3.02%      $31,879     0.75%
   January 31, 1999     $10.05     0.55      (0.55)            --           (0.03)      $10.02      5.33%      $37,951     0.75%
   January 31, 1998     $10.01     0.57      (0.57)            --            0.04       $10.05      6.25%      $50,853     0.75%
   January 31, 199      $10.18     0.60      (0.60)            --           (0.17)      $10.01      4.40%      $65,328     0.75%
   January 31, 1996     $10.02     0.67      (0.65)            --            0.14       $10.18      7.80%      $75,632     0.75%

RETAIL CLASS A:
For the years ended
   January 31, 2000***  $10.00     0.51      (0.51)            --           (0.23)       $ 9.77     2.87%      $   159     1.00%
   January 31, 199      $10.04     0.52      (0.52)            --           (0.04)       $10.00     4.94%      $   148     1.00%
   January 31, 1998     $10.00     0.55      (0.55)            --            0.04        $10.04     6.04%      $   204     1.00%
   January 31, 1997     $10.18     0.57      (0.58)            --           (0.17)       $10.00     4.04%      $   443     1.00%
For the period ended
   January 31,
     1996(1)**          $10.03     0.53      (0.52)            --            0.14        $10.18     7.55%*     $    39     1.00%


                             RATIO                   RATIO OF
                           OF EXPENSES              NET INCOME
                           TO AVERAGE    RATIO OF   TO AVERAGE
                           NET ASSETS   NET INCOME  NET ASSETS  PORTFOLIO
                           (EXCLUDING   TO AVERAGE  (EXCLUDING  TURNOVER
                            WAIVERS)    NET ASSETS   WAIVERS)     RATE
                           -----------  ----------  ----------  ---------

INTERMEDIATE TERM
BOND FUND
=================
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2000***        0.93%      5.75%        5.57%      21.46%
   January 31, 1999           0.91%      5.72%        5.55%      28.03%
   January 31, 1998           0.87%      5.99%        5.87%      20.91%
   January 31, 1997           0.95%      6.02%        5.82%      21.23%
   January 31, 1996           1.02%      6.14%        5.87%      85.16%

RETAIL CLASS A:
For the years ended
   January 31, 2000***        1.18%      5.49%        5.31%      21.46%
   January 31, 1999           1.15%      5.48%        5.34%      28.03%
   January 31, 1998           1.11%      5.75%        5.64%      20.91%
   January 31, 1997           1.18%      5.76%        5.58%      21.23%
For the period ended
   January 31, 1996(1)**      1.26%      5.74%        5.48%      85.16%

SHORT TERM
BOND FUND
==========
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2000***        1.07%      5.41%        5.09%      57.49%
   January 31, 1999           1.01%      5.50%        5.24%      26.51%
   January 31, 1998           0.95%      5.68%        5.48%      48.90%
   January 31, 1997           0.96%      6.00%        5.79%      40.80%
   January 31, 1996           0.99%      6.11%        5.87%      83.64%

RETAIL CLASS A:

For the years ended
   January 31, 2000***        1.32%      5.16%        4.84%      57.49%
   January 31, 1999           1.25%      5.25%        5.00%      26.51%
   January 31, 1998           1.18%      5.43%        5.25%      48.90%
   January 31, 1997           1.20%      5.74%        5.54%      40.80%
For the period ended
   January 31, 1996(1)**      1.23%      5.75%        5.52%      83.64%


*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
**  RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
*** PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.
+   RETURNS DO NOT REFLECT ANY SALES LOAD THAT MAY BE APPLICABLE.

(1) COMMENCED OPERATIONS ON MARCH 6, 1995.
(2) COMMENCED OPERATIONS ON MAY 8, 1998.
   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period or Year

                          NET
                         ASSET             DISTRIBUTIONS DISTRIBUTIONS  REALIZED AND     NET                   NET       RATIO
                        VALUE,      NET      FROM NET       FROM        UNREALIZED   ASSET VALUE,          ASSETS,END OF EXPENSES
                       BEGINNING INVESTMENT INVESTMENT    CAPITAL      GAINS (LOSSES)   END      TOTAL     OF PERIOD  TO AVERAGE
                       OF PERIOD   INCOME     INCOME        GAINS     ON INVESTMENTS OF PERIOD   RETURN+     (000)    NET ASSETS
                       --------- ---------- ------------ ------------- -------------- ----------  -------   ---------- -----------
IDAHO MUNICIPAL
BOND FUND
===============
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2000*** $10.91       0.47      (0.47)        (0.08)         (1.01)      $ 9.82    (5.11)%      $21,396     0.75%
   January 31, 1999    $10.82       0.47      (0.47)        (0.05)          0.14       $10.91     5.76%       $26,961     0.75%
   January 31, 1998    $10.41       0.47      (0.47)        (0.04)          0.45       $10.82     9.06%       $26,093     0.75%
   January 31, 1997    $10.80       0.46      (0.46)        (0.06)         (0.33)      $10.41     1.31%       $27,487     0.75%
   January 31, 1996    $10.13       0.52      (0.51)        (0.12)          0.78       $10.80    12.68%       $25,873     0.75%
RETAIL CLASS A:
For the years ended
   January 31, 2000*** $10.93       0.44      (0.45)        (0.08)         (0.99)      $ 9.85    (5.24)%      $ 8,790     1.00%
   January 31, 1999    $10.85       0.45      (0.45)        (0.05)          0.13       $10.93     5.43%       $11,695     1.00%
   January 31, 1998    $10.44       0.45      (0.45)        (0.04)          0.45       $10.85     8.84%       $ 9,281     1.00%
   January 31, 1997    $10.83       0.44      (0.44)        (0.06)         (0.33)      $10.44     1.05%       $ 5,475     1.00%
For the period ended
   January 31,
      1996(1)**        $10.21       0.41      (0.40)        (0.12)          0.73       $10.83    12.60%*      $ 3,109     1.00%
RETAIL CLASS B:
For the year ended
   January 31, 2000*** $10.94       0.37      (0.37)        (0.08)         (1.00)      $ 9.86    (5.87)%      $ 1,903     1.65%
For the period ended
   January 31,
      1999(2)**        $10.69       0.27      (0.27)        (0.05)          0.30       $10.94     5.37%*      $ 1,346     1.75%


                             RATIO                   RATIO OF
                           OF EXPENSES              NET INCOME
                           TO AVERAGE    RATIO OF   TO AVERAGE
                           NET ASSETS   NET INCOME  NET ASSETS  PORTFOLIO
                           (EXCLUDING   TO AVERAGE  (EXCLUDING  TURNOVER
                            WAIVERS)    NET ASSETS   WAIVERS)     RATE
                           -----------  ----------  ----------  ---------

IDAHO MUNICIPAL
BOND FUND
===============
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2000***      1.05%        4.51%        4.21%      16.35%
   January 31, 1999         1.07%        4.35%        4.03%      12.90%
   January 31, 1998         1.10%        4.47%        4.12%      17.64%
   January 31, 1997         1.24%        4.40%        3.91%      29.13%
   January 31, 1996         1.35%        4.52%        3.92%      58.94%
RETAIL CLASS A:
For the years ended
   January 31, 2000***      1.30%        4.26%        3.96%      16.35%
   January 31, 1999         1.32%        4.10%        3.78%      12.90%
   January 31, 1998         1.37%        4.22%        3.85%      17.64%
   January 31, 1997         1.47%        4.15%        3.68%      29.13%
For the period ended
   January 31, 1996(1)**    1.58%        4.18%        3.60%      58.94%
RETAIL CLASS B:
For the year ended
   January 31, 2000***      2.05%        3.64%        3.24%      16.35%
For the period ended
   January 31, 1999(2)**    2.07%        3.32%        3.00%      12.90%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                          46


                                                                                                          THE ACHIEVEMENT FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                          NET
                         ASSET             DISTRIBUTIONS DISTRIBUTIONS  REALIZED AND     NET                   NET       RATIO
                        VALUE,      NET      FROM NET       FROM        UNREALIZED    ASSET VALUE,           ASSETS,END OF EXPENSES
                       BEGINNING INVESTMENT INVESTMENT   CAPITAL      GAINS (LOSSES)     END      TOTAL     OF PERIOD  TO AVERAGE
                       OF PERIOD   INCOME     INCOME         GAINS     ON INVESTMENTS OF PERIOD   RETURN+     (000)    NET ASSETS
                       --------- ---------- ------------ ------------- -------------- ----------  -------   ---------- -----------
MUNICIPAL
BOND FUND
=========
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2000***  $10.30    0.49        (0.49)       (0.02)          (1.08)      $ 9.20     (5.94)%     $63,982       0.75%
   January 31, 1999     $10.38    0.49        (0.49)       (0.18)           0.10       $10.30      5.88%      $68,239       0.75%
   January 31, 1998     $10.02    0.48        (0.48)       (0.12)           0.48       $10.38      9.90%      $63,028       0.75%
For the period ended
   January 31, 1997(3)**$10.00    0.12        (0.12)          --            0.02       $10.02      1.34%*     $53,067       0.75%
RETAIL CLASS A:
For the years ended
   January 31, 2000***  $10.29    0.46        (0.47)       (0.02)          (1.06)      $ 9.20     (6.10)%     $ 4,814       1.00%
   January 31, 1999     $10.38    0.47        (0.47)       (0.18)           0.09       $10.29      5.48%      $ 7,226       1.00%
   January 31, 1998     $10.01    0.46        (0.46)       (0.12)           0.49       $10.38      9.78%      $ 9,943       1.00%
For the period ended
   January 31, 1997(4)**$10.01    0.15        (0.15)          --              --       $10.01      1.48%*     $ 4,895       1.00%
RETAIL CLASS B:
For the year ended
   January 31, 2000***  $10.30    0.40        (0.40)       (0.02)          (1.08)      $ 9.20     (6.81)%     $ 2,759       1.65%
For the period ended
   January 31, 1999(2)**$10.27    0.30        (0.30)       (0.18)           0.21       $10.30      4.87%*     $ 2,235       1.75%



                             RATIO                   RATIO OF
                           OF EXPENSES              NET INCOME
                           TO AVERAGE    RATIO OF   TO AVERAGE
                           NET ASSETS   NET INCOME  NET ASSETS  PORTFOLIO
                           (EXCLUDING   TO AVERAGE  (EXCLUDING  TURNOVER
                            WAIVERS)    NET ASSETS   WAIVERS)     RATE
                           -----------  ----------  ----------  ---------

MUNICIPAL
BOND FUND
=========
INSTITUTIONAL CLASS:
For the years ended
   January 31, 2000***      0.93%        4.97%        4.79%      15.96%
   January 31, 1999         0.95%        4.79%        4.59%      46.00%
   January 31, 1998         1.05%        4.72%        4.42%      93.18%
For the period ended
   January 31, 1997(3)**    1.07%        4.58%        4.26%      19.21%
RETAIL CLASS A:
For the years ended
   January 31, 2000***      1.18%        4.69%        4.51%      15.96%
   January 31, 1999         1.19%        4.53%        4.34%      46.00%
   January 31, 1998         1.32%        4.48%        4.16%      93.18%
For the period ended
   January 31, 1997(4)**    1.29%        4.35%        4.06%      19.21%
RETAIL CLASS B:
For the year ended
   January 31, 2000***      1.93%        4.08%        3.80%      15.96%
For the period ended
   January 31, 1999(2)**    1.98%        3.84%        3.61%      46.00%


*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
**  RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
*** PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES. + RETURNS DO NOT REFLECT ANY SALES LOAD THAT MAY BE APPLICABLE.

(1) COMMENCED OPERATIONS ON MARCH 6, 1995.
(2) COMMENCED OPERATIONS ON MAY 8, 1998.
(3) COMMENCED OPERATIONS ON NOVEMBER 1, 1996.
(4) COMMENCED OPERATIONS ON NOVEMBER 4, 1996.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JANUARY 31, 2000
Notes to Financial Statements

1. ORGANIZATION
===============================================================================
   The Achievement Funds Trust (the "Trust"), formerly the FSB Funds, was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated December 16, 1988, which agreement was amended and restated on October 7, 1994 and further amended on December 1, 1994.

   The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of a series of six funds (the "Funds") which includes the Equity Fund and the Balanced Fund (the "Stock Funds") and the Intermediate Term Bond Fund, the Short Term Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund (the "Bond Funds"). The Funds' prospectuses provide a description of each Fund's investment objective, policies and strategies. The Trust is registered to offer three classes of shares, Institutional, Retail Class A and Retail Class B. The Trust's declaration of trust permits the Board of Trustees to create additional funds in the future. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
===============================================================================
  The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Option contracts are valued at the last quoted bid price as quoted on the primary exchange or board of trade on which such option contracts are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. For the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund, costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion of the purchase discounts during the respective holding period, which is calculated using the effective interest method. For the Idaho Municipal Bond Fund and the Municipal Bond Fund, costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-date.

                                                          THE ACHIEVEMENT FUNDS

OPTIONS TRANSACTIONS -- In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Equity Fund and the Balanced Fund may write covered call options. A risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the underlying security increases. The Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds of the sale are increased by the amount of original premium received.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as distribution and service fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid on a quarterly basis for the Equity Fund. The Balanced Fund declares and pays its dividend on a monthly basis. The Bond Funds declare dividends on a daily basis and pay them on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

Income distributions and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified for book purposes. As of January 31, 2000, $51,306 has been reclassified in the Equity Fund between undistributed net investment income and accumulated net realized gain. This reclassification has no effect on net assets or net asset value per share.

FEDERAL INCOME TAXES -- It is the Trust's intention to comply with the requirements of sub-chapter "M" of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

ORGANIZATION COSTS -- Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

                                                                  (CONTINUED)

JANUARY 31, 2000
Notes to Financial Statements (continued)

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES
===============================================================================
    Pursuant to an investment advisory agreement dated December 27, 1994, as amended, investment advisory services are provided to the Funds by First Security Investment Management, Inc. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets each of the Stock Funds and 0.60% of the average daily net assets each of the Bond Funds. Such fee is computed daily and paid monthly. During the year ended January 31, 2000, the Adviser voluntarily waived a portion of its fees in order to limit operating expenses.

    The Trust and First Union National Bank (the "Custodian") are parties to a custodial agreement dated December 27, 1994, under which the Custodian holds cash, securities and other assets of the Trust, as required by the Investment Company Act of 1940. In its capacity as custodian to the Trust, the Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
===============================================================================
     Pursuant to an administrative agreement dated December 27, 1994, SEI Investments Mutual Funds Services ("SIMFS") acts as the Trust's Administrator. Under the terms of such an agreement, SIMFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund and the Municipal Bond Fund. The Administrator is entitled to a fee from the Idaho Municipal Bond Fund in an amount equal to the greater of 0.20% of their daily net assets or $100,000 per annum. The Administrator has voluntarily agreed to waive a portion of its fee for the year ended January 31, 2000 for the Idaho Municipal Bond Fund in order to limit operating expenses.

     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

     Pursuant to an agreement dated December 27, 1994, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Trust.

     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated December 27, 1994. The Distributor receives no fee for its services in connection with distribution of the Institutional shares. The Trust has adopted a Distribution Plan (the "Class A Plan") on behalf of the Retail Class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides for the payment by the Trust to the Distributor of up to 0.25% of the average daily net assets of the Retail Class A shares. The Retail Class B shares have adopted a Distribution Service Plan (the "Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B Plan provides for payment to the Distributor of a distribution fee of up to 0.75% of the average daily net assets of the Class B shares and a shareholder servicing fee up to 0.25% of the average daily net assets of the Class B shares. The Distributor

                                                          THE ACHIEVEMENT FUNDS


has elected to collect a distribution fee for the Class B shares of the Municipal Bond Fund and Idaho Municipal Bond Fund of 0.65% per annum, but reserves the right to collect the full distribution fee payable under the Class B Plan at any time.

     A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Retail Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Retail Class B shares until the redemption of such shares.

                    YEARS SINCE                           CONTINGENT DEFERRED
                    PURCHASE MADE                             SALES CHARGE
                  -----------------------------------------------------------
                       First .............................          5%
                       Second ............................          4%
                       Third .............................          4%
                       Fourth ............................          3%
                       Fifth .............................          2%
                       Sixth .............................          1%
                       Seventh and Following .............        None


5. INVESTMENT TRANSACTIONS
===============================================================================
     The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the year ended January 31, 2000, are presented on the next page for the Funds. On January 31, 2000, the total cost of securities and the net realized gains and losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at January 31, 2000 for each Fund is as follows on the next page:

JANUARY 31, 2000
Notes to Financial Statements (continued)


FUND INVESTMENT TRANSACTIONS (000)

                                                                                           IDAHO
                                                        INTERMEDIATE       SHORT         MUNICIPAL       MUNICIPAL
                              EQUITY       BALANCED       TERM BOND      TERM BOND         BOND            BOND
                               FUND          FUND           FUND           FUND            FUND            FUND
                            ==========    =========     ============     =========       =========       ==========
Purchases
   U.S. Government
     Securities             $     --      $18,862        $34,885         $10,084        $    --         $    --
   Other                     114,351       49,478          6,044           9,075          6,171          15,749
Sales
   U.S. Government
     Securities                   --       11,513         24,636           8,985             --              --
   Other                     131,301       64,362          9,117          18,458         10,152          11,795

Aggregate gross
  unrealized gain            104,000       55,757             44              --             52              34
Aggregate gross
  unrealized loss             (7,560)      (6,632)        (7,736)           (639)        (2,022)         (6,367)
                            --------      -------       --------        --------        -------         -------
Net unrealized
   gain (loss)              $ 96,440      $49,125       $ (7,692)       $   (639)       $(1,970)        $(6,333)
                            ========      =======       ========        =========       =======         =======



   At January 31, 2000, the Intermediate Term Bond Fund, Short Term Bond Fund and the Municpal Bond Fund had capital loss carryforwards for federal tax purposes. The losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Such capital loss carryforwards will expire as listed below:

                                 INTERMEDIATE         SHORT         MUNICIPAL
                                   TERM BOND        TERM BOND         BOND
                                     FUND             FUND            FUND
                                 ============     ============    ============
Carryforwards to Expire in 2004     $937,516       $2,034,615      $     --
Carryforwards to Expire in 2005      519,195            8,234            --
Carryforwards to Expire in 2006      468,346          226,204            --
Carryforwards to Expire in 2007           --           95,977            --
Carryforwards to Expire in 2008      343,663           95,212       113,010

   The Intermediate Term Bond Fund, Short Term Bond Fund and Municipal Bond
Fund incurred losses in the amount of $321,878, $859, and $102,457, respectively from November 1, 1999 to January 31, 2000. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ending January 31, 2001.

                                                                     (CONTINUED)

                                                           THE ACHIEVEMENT FUNDS


6. CONCENTRATION OF CREDIT RISK
===============================================================================
   The Idaho Municipal Bond Fund and the Municipal Bond fund invest in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Idaho Municipal Bond Fund invests primarily in obligations of municipalities located in Idaho. The Idaho Municipal Bond Fund and the Municipal Bond fund invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At January 31, 2000, the percentage of total value of investments by each revenue source was as follows:

                                   IDAHO
                                  MUNICIPAL                 MUNICIPAL
                                  BOND FUND                 BOND FUND
                                  =========                 ==========
Cash Equivalents                      0%                          3%
Education Bonds                      15%                          6%
General Obligation                   50%                          9%
Hospital Bonds                       10%                         21%
Housing Bonds                         5%                         26%
Public Facility Bonds                 5%                          3%
Other Revenue Bonds                   5%                         17%
Transportation Bonds                  8%                          4%
Utility Bonds                         2%                         11%
                                   -----                        ----
                                    100%                        100%
                                   =====                       =====
   Many municipalities insure their obligations with insurance underwritten by insurance companies that undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At January 31, 2000, 77% and 43% of the total value of the Idaho Municipal Bond Fund and the Municipal Bond fund, respectively, were insured or had credit enhancements.

-------------------------------------------------------------------------------
JANUARY 31, 2000
Notes to Financial Statements (continued)


    The ratings of debt holdings by Standard & Poor's or Moody's as a percentage of total value of investments at January 31, 2000 are as follows:

                                                   IDAHO
                                                 MUNICIPAL      MUNICIPAL
             INTERMEDIATE TERM    SHORT TERM       BOND           BOND
                 BOND FUND         BOND FUND       FUND           FUND
             =================   ===========    ==========      =========
 AAA               64%              34%            76%             41%
 AA+               --               --             --              10%
 AA                 3%               1%             6%             12%
 AA-                2%               3%             7%              4%
 A+                 6%              16%             1%              2%
 A                 12%              25%             1%              4%
 A-                 8%              13%            --               9%
 BBB+               1%               3%             4%              5%
 BBB                2%              --             4%               5%
 BBB-               1%              --             --               2%
 Not rated          1%               5%             1%              6%
                  ---              ---            ---             ---
                  100%             100%           100%            100%
                  ===              ===            ===             ===

7. LINE OF CREDIT
================================================================================
     Pursuant to a credit agreement dated October 9, 1997, as amended, Morgan Guaranty Trust Company of New York provides revolving credit loans to the Funds for short-term or emergency purposes, such as funding shareholder redemptions. These loans are for the respective benefit of and repayable from the respective assets of the Funds. The aggregate principal amount over all Funds in the Trust may not exceed $20,000,000. The aggregate amount of all loans outstanding to an individual Fund shall not exceed 5% of the total net assets of that Fund. As of January 31, 2000, none of the Funds had loans outstanding.

                              THE ACHIEVEMENT FUNDS


8. SHAREHOLDER VOTING RESULTS (UNAUDITED)
===============================================================================
   At a shareholder meeting held on October 29, 1999, the shareholders of the Achievement Equity Fund, Intermediate Term Bond Fund, Balanced Fund, Municipal Bond Fund, Idaho Municipal Bond Fund, and Short Term Bond Fund voted: (1) to elect a new Board of Trustees; and (2) to approve an Investment Advisory Agreement between The Achievement Funds and First Security Investment Management. The results of the voting were as follows:

Proposal 1                        To elect a new Board of Trustees.

                                   Dollars        % of Voted    % of Total   Dollars Voted  % of Voted   % of Total
Portfolio                          Voted For          For            For        Withheld     Withheld     Withheld
--------------------------------------------------------------------------------------------------------------------
Equity Fund
   James H. Gardner               $15,068,630       99.99%        96.61%       $1,036         0.01%        0.01%
   John L. Rudisill               $15,068,630       99.99%        96.61%       $1,036         0.01%        0.01%
   August Glissmeyer, Jr.         $15,068,630       99.99%        96.61%       $1,036         0.01%        0.01%
   Blaine Huntsman                $15,068,630       99.99%        96.61%       $1,036         0.01%        0.01%
   Frederick A. Moreton, Jr.      $15,068,630       99.99%        96.61%       $1,036         0.01%        0.01%
   Carl S. Minden                 $15,068,630       99.99%        96.61%       $1,036         0.01%        0.01%
   Kent H. Murdock                $15,068,630       99.99%        96.61%       $1,036         0.01%        0.01%
   Robert G. Love                 $15,068,630       99.99%        96.61%       $1,036         0.01%        0.01%
   George L. Denton, Jr.          $15,068,630       99.99%        96.61%       $1,036         0.01%        0.01%

Intermediate Term Bond Fund
   James H. Gardner               $15,933,300      100.00%        97.43%       $ 0.00         0.00%        0.00%
   John L. Rudisill               $15,933,300      100.00%        97.43%       $ 0.00         0.00%        0.00%
   August Glissmeyer, Jr.         $15,933,300      100.00%        97.43%       $ 0.00         0.00%        0.00%
   Blaine Huntsman                $15,933,300      100.00%        97.43%       $ 0.00         0.00%        0.00%
   Frederick A. Moreton, Jr.      $15,933,300      100.00%        97.43%       $ 0.00         0.00%        0.00%
   Carl S. Minden                 $15,933,300      100.00%        97.43%       $ 0.00         0.00%        0.00%
   Kent H. Murdock                $15,933,300      100.00%        97.43%       $ 0.00         0.00%        0.00%
   Robert G. Love                 $15,933,300      100.00%        97.43%       $ 0.00         0.00%        0.00%
   George L. Denton, Jr.          $15,933,300      100.00%        97.43%       $ 0.00         0.00%        0.00%

Balanced Fund
   James H. Gardner               $15,316,347      100.00%        99.36%       $   80         0.00%        0.00%
   John L. Rudisill               $15,316,347      100.00%        99.36%       $   80         0.00%        0.00%
   August Glissmeyer, Jr.         $15,316,347      100.00%        99.36%       $   80         0.00%        0.00%
   Blaine Huntsman                $15,316,347      100.00%        99.36%       $   80         0.00%        0.00%
   Frederick A. Moreton, Jr.      $15,316,347      100.00%        99.36%       $   80         0.00%        0.00%
   Carl S. Minden                 $15,316,347      100.00%        99.36%       $   80         0.00%        0.00%
   Kent H. Murdock                $15,316,347      100.00%        99.36%       $   80         0.00%        0.00%
   Robert G. Love                 $15,316,347      100.00%        99.36%       $   80         0.00%        0.00%
   George L. Denton, Jr.          $15,316,347      100.00%        99.36%       $   80         0.00%        0.00%

                                                                                                              55

JANUARY 31, 2000
Notes to Financial Statements (concluded)

                                   Dollars       % of Voted     % of Total   Dollars Voted % of Voted   % of Total
Portfolio                          Voted For         For            For         Withheld     Withheld     Withheld
---------------------------------------------------------------------------------------------------------------------

Municipal Bond Fund
   James H. Gardner               $ 6,827,232      100.00%        89.98%       $ 0.00          0.00%        0.00%
   John L. Rudisill               $ 6,827,232      100.00%        89.98%       $ 0.00          0.00%        0.00%
   August Glissmeyer, Jr.         $ 6,827,232      100.00%        89.98%       $ 0.00          0.00%        0.00%
   Blaine Huntsman                $ 6,827,232      100.00%        89.98%       $ 0.00          0.00%        0.00%
   Frederick A. Moreton, Jr.      $ 6,827,232      100.00%        89.98%       $ 0.00          0.00%        0.00%
   Carl S. Minden                 $ 6,827,232      100.00%        89.98%       $ 0.00          0.00%        0.00%
   Kent H. Murdock                $ 6,827,232      100.00%        89.98%       $ 0.00          0.00%        0.00%
   Robert G. Love                 $ 6,827,232      100.00%        89.98%       $ 0.00          0.00%        0.00%
   George L. Denton, Jr.          $ 6,827,232      100.00%        89.98%       $ 0.00          0.00%        0.00%

Idaho Municipal Bond Fund
   James H. Gardner               $ 3,714,197       99.93%        98.98%       $2,614          0.07%        0.07%
   John L. Rudisill               $ 3,714,197       99.93%        98.98%       $2,614          0.07%        0.07%
   August Glissmeyer, Jr.         $ 3,714,197       99.93%        98.98%       $2,614          0.07%        0.07%
   Blaine Huntsman                $ 3,714,197       99.93%        98.98%       $2,614          0.07%        0.07%
   Frederick A. Moreton, Jr.      $ 3,714,197       99.93%        98.98%       $2,614          0.07%        0.07%
   Carl S. Minden                 $ 3,714,197       99.93%        98.98%       $2,614          0.07%        0.07%
   Kent H. Murdock                $ 3,714,197       99.93%        98.98%       $2,614          0.07%        0.07%
   Robert G. Love                 $ 3,714,197       99.93%        98.98%       $2,614          0.07%        0.07%
   George L. Denton, Jr.          $ 3,714,197       99.93%        98.98%       $2,614          0.07%        0.07%

Short Term Bond Fund
   James H. Gardner               $ 3,233,856      100.00%        95.74%       $ 0.00          0.00%        0.00%
   John L. Rudisill               $ 3,233,856      100.00%        95.74%       $ 0.00          0.00%        0.00%
   August Glissmeyer, Jr.         $ 3,233,856      100.00%        95.74%       $ 0.00          0.00%        0.00%
   Blaine Huntsman                $ 3,233,856      100.00%        95.74%       $ 0.00          0.00%        0.00%
   Frederick A. Moreton, Jr.      $ 3,233,856      100.00%        95.74%       $ 0.00          0.00%        0.00%
   Carl S. Minden                 $ 3,233,856      100.00%        95.74%       $ 0.00          0.00%        0.00%
   Kent H. Murdock                $ 3,233,856      100.00%        95.74%       $ 0.00          0.00%        0.00%
   Robert G. Love                 $ 3,233,856      100.00%        95.74%       $ 0.00          0.00%        0.00%
   George L. Denton, Jr.          $ 3,233,856      100.00%        95.74%       $ 0.00          0.00%        0.00%

56

                                                       THE ACHIEVEMENT FUNDS


Proposal 2

    To approve an Investment Advisory Agreement between The Achievement Funds and First Security Investment Management.

                                 Shares            % of Shares     % of Shares
Portfolio                         Voted                Voted        Outstanding
-------------------------------------------------------------------------------
Equity Fund
   For                          15,066,617             99.98%            96.60%
   Against                           1,591              0.01%             0.01%
   Abstain                           1,458              0.01%             0.01%

Intermediate Term Bond Fund
   For                          15,932,837            100.00%            97.43%
   Against                               0              0.00%             0.00%
   Abstain                             463              0.00%             0.00%

Balanced Fund
   For                          15,304,548             99.92%            99.29%
   Against                          11,109              0.07%             0.07%
   Abstain                             770              0.01%             0.00%

Municipal Bond Fund
   For                           6,745,184             98.80%            88.90%
   Against                               0              0.00%             0.00%
   Abstain                          82,048              1.20%             1.08%

Idaho Municipal Bond Fund
   For                           3,681,141             99.04%            98.10%
   Against                           9,541              0.26%             0.25%
   Abstain                          26,129              0.70%             0.70%

Short Term Bond Fund
   For                           3,233,856            100.00%            95.74%
   Against                               0              0.00%             0.00%
   Abstain                               0              0.00%             0.00%

Independent Auditors' Report

The Shareholders and Board of Trustees of The Achievement Funds Trust:

We have audited the accompanying statements of net assets of The
Achievement Funds Trust (the "Trust"), including the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund, the Short Term Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund as of January 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2000 by correspondence with the Trust's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting The Achievement Funds Trust as of January 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
March 15, 2000

                                                       THE ACHIEVEMENT FUNDS

Notice to Shareholders
(unaudited)

     For shareholders that do not have a January 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with a January 31, 2000 tax year-end, please consult your tax adviser as to the pertinence of this notice.

     For the fiscal year ended January 31, 2000, each fund is designating the following items with regard to distributions paid during the year.

                                   LONG-TERM        ORDINARY       TAX EXEMPT
                                 CAPITAL GAIN        INCOME          INCOME
   FUND                           DISTRIBUTION     DISTRIBUTION    DISTRIBUTION
----------------------------    --------------   --------------   ------------
Equity Fund                         95.98%            4.02%           0.00%
Balanced Fund                       73.87%           26.13%           0.00%
Intermediate Term Bond Fund          0.00%          100.00%           0.00%
Short Term Bond Fund                 0.00%          100.00%           0.00%
Idaho Municipal Bond Fund           13.44%            0.39%          86.17%
Municipal Bond Fund                  2.82%            0.47%          96.71%


                                                   QUALIFYING
   FUND                             TOTAL        DIVIDENDS(1)
-----------------------------  --------------    --------------
Equity Fund                          100%            64.58%
Balanced Fund                        100%            33.01%
Intermediate Term Bond Fund          100%             0.00%
Short Term Bond Fund                 100%             0.00%
Idaho Municipal Bond Fund            100%             0.00%
Municipal Bond Fund                  100%             0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

None of the Funds qualify in California, Connecticut, or New York to pass through exempt interest dividends from U.S. government obligations.
None of the Funds qualify for Foreign Tax Credit.

                                                                 Notes

BOARD OF TRUSTEES

George L. Denton, Jr.

James H. Gardner

August Glissmeyer, Jr.

Blaine Huntsman

Robert G. Love

Carl S. Minden

Frederick A. Moreton, Jr.

Kent Murdock

John L. Rudisill

  THE
ACHIEVEMENT
  FUNDS


INVESTMENT ADVISOR
First Security Investment Management, Inc.
Salt Lake City, UT 84111

ADMINISTRATOR
SEI Investments Mutual Funds Services
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456

LEGAL COUNSEL
Ballard Spahr Andrews & Ingersoll, LLP
Philadelphia, PA 19103

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
Princeton, NJ 08540

CUSTODIAN
First Union National Bank
Philadelphia, PA 19101

SHARES OF ANY OF THE ACHIEVEMENT FUNDS ARE:

[Bullet] NOT OBLIGATIONS OR DEPOSITS OF, OR GUARANTEED BY FIRST SECURITY
         CORPORATION OR ANY OF ITS BANKS OR NON-BANK SUBSIDIARIES;
[Bullet] NOT FEDERALLY INSURED BY THE FDIC,THE FEDERAL RESERVE BOARD OR ANY
         OTHER GOVERNMENT AGENCY;
[Bullet] SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN A FUND UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

(Logo) [Graphic Omitted]

    For more information, including a prospectus, call 1-800-472-0577 or visit us at www.achievementfunds.com
[LOGO OMITTED]
ACH-F-014-06